UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7739

Harding, Loevner Funds, Inc.
(Exact name of registrant as specified in charter)

50 Division Street, Somerville, NJ			08876
(Address of principal executive offices)			(Zip code)

David R. Loevner, President 50 Division Street, Somerville, NJ 08876
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(877) 435-8105

Date of fiscal year end:	10/31/2006

Date of reporting period:	10/31/2006

Item 1. Reports to Stockholders.

The annual reports are attached.

Harding, Loevner Funds, Inc.

Table of Contents

Expense Example	3
Performance Information and Statements of Net Assets
International Equity Portfolio	4
Emerging Markets Portfolio	11
Statements of Operations	18
Statements of Changes in Net Assets	19
Financial Highlights	21
Notes to Financial Statements	23
Report of Independent Registered Public Accounting Firm	30
Supplemental Tax Information	31
Approval of Investment Advisor Agreements	33
Directors and Principal Officers.	35
Supplemental Information	37

For use only when preceded or accompanied by a prospectus. Read the prospectus carefully before you invest or send money.

Harding, Loevner Funds, Inc.

Expense Example

October 31, 2006 (unaudited)

As a shareholder of a Harding Loevner Portfolio, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on May 1, 2006 and held for the entire six month period from May 1, 2006 to October 31, 2006 for the International Equity Portfolio, Investor Class and Emerging Markets Portfolio.

Actual Expenses

The first line under each Porfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2006	Ending Account Value October 31, 2006	Annualized Expense Ratio	Expenses Paid During Period* (May 1, 2006 to October 31, 2006)
International Equity Portfolio,Investor Class
Actual	$1,000.00	$1,021.40	1.25%	$6.37
Hypothetical (5% annual return before expenses)	1,000.00	1,018.90	1.25%	6.37
Emerging Markets Portfolio
Actual	1,000.00	997.10	1.64%	8.27
Hypothetical (5% annual return before expenses)	1,000.00	1,016.92	1.64%	8.35

*          Expenses are calculated using each Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (184 days), and divided by the number of days in the year (365 days).

3

Harding, Loevner Funds, Inc.

International Equity Portfolio — Overview

(unaudited)

October 31, 2006

	Returns for the Year Ended October 31, 2006
	Cumulative Total Returns			Average Annualized Total Return
FUND NAME	Last 12 Months	5 YR	Inception	5 YR	Inception
International Equity Investor Class (Inception date 09/30/05)	25.74%	N/A	19.95%	N/A	18.20%
MSCI All Country World ex USA (Net dividend)	28.39%	N/A	24.10%	N/A	21.96%
Lipper International Fund Index	27.28%	N/A	23.36%	N/A	21.29%

Performance data quoted represents past performance and does not guarantee future results. The investment return principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by visiting the website at www.hardingloevner.com.

Investment return reflects voluntary fee waivers in effect. Absence such waivers, total return would be reduced. The performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

4

Harding, Loevner Funds, Inc.

International Equity Portfolio — Overview

October 31, 2006

The Harding, Loevner Funds, Inc. International Equity Portfolio Investor Class returned 25.74% for the fiscal year ending October 31, 2006, as compared to 28.39% for its benchmark, the MSCI All Country World ex-US Index, and 25.82% for the benchmark’s growth component, the MSCI All Country World ex-US Growth Index. The relative weakness of the US Dollar against most currencies, save the Japanese Yen, was a tail wind for US investors as the MSCI All Country World ex-US Index returned 23.38% as measured in local currencies.

Consistent with its investment objectives and policies, the Portfolio was invested primarily in the securities of non-US companies that exhibited the fundamental characteristics of growth, financial strength, management quality and durable competitive advantage.

Measured against the benchmark, individual stock selection was net positive for the Portfolio for the fiscal year, although allocation by both industrial sector and region detracted from relative returns. The returns got a boost from holdings in the Energy sector, notably two gas producers, Russia’s OAO Gazprom and the United Kingdom’s BG Group, and in the Financials sector, particularly Japan’s Sumitomo Realty and Development and India’s HDFC Bank and ICICI Bank.

Individual securities that did not perform well included such Health Care sector stocks as  Israeli generic drug producer TEVA Pharmaceutical and Swiss eye care specialist Alcon and mid-sized pharmaceutical Actelion. Also detracting from relative returns were such Industrials sector stocks as Japan’s Daikin Industries and Hong Kong’s Johnson Electric and Hutchison Whampoa.

A persistent underweight in the Telecom Services sector was beneficial for returns, but it was overshadowed by underweights in the relatively strongly performing sectors of Utilities, Materials and Financials. Viewed from a geographic perspective, the Portfolio’s longstanding overweight in emerging markets, notably in India, Mexico and Russia, helped returns but was counterbalanced by both an overweight in Hong Kong and a single holding in a country outside the benchmark, Bermuda’s Bunge.

Past performance does not guarantee future results.

The Portfolio invests in foreign securities, which will involve greater volatility and political, economic and currency risks and differences in accounting methods. It also invests in emerging markets, which involve unique risks, such as exposure to economies less diverse and mature than the US or other more established foreign markets. Economic and political instability may cause larger price changes in emerging markets securities than other foreign securities.

All holdings are subject to review and adjustment in accordance with the Portfolio’s investment strategy and may vary in the future, and should not be considered recommendations to buy or sell any security. The Portfolio is actively managed; therefore holdings may not be current.

MSCI All Country World ex-US Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the US. The Index consists of  47 developed and emerging markets countries. Net dividends are reinvested.

MSCI All Country World ex-US Growth Index is a subset of the MSCI All Country World ex-US Index, which consists of 47 developed and emerging markets countries, excluding the US. Multiple factors are used to identify the growth characteristics of the companies. Net dividends are reinvested.

Lipper International Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Portfolio, although some funds in the Index may have somewhat different investment policies or objectives.

You cannot invest directly in an index.

5

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

October 31, 2006

Percentage of
Industry	Net Assets
Advertising	2.7%
Banks	14.1
Beverages, Food & Tobacco	8.9
Building Materials	1.8
Chemicals	4.4
Commercial Services & Supplies	1.3
Computer Software & Processing	1.7
Cosmetics & Personal Care	1.4
Electric Utilities	1.5
Electronics	13.0
Financial Services	11.4
Food Retailers	2.0
General Diversified	3.8
Heavy Machinery	4.5
Insurance	1.7
Medical Supplies	1.8
Oil & Gas	10.9
Pharmaceuticals	6.6
Real Estate	3.9
Retailers	2.0
Telephone Systems	3.9
Wholesalers	1.3
Total Investments	104.6
Other Assets Less Liabilities	(4.6)*
Net Assets	100.0%

*          Breakout of other assets and liabilities may be found on page 10.

See Notes to Financial Statements
6

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

October 31, 2006 (continued)

	Shares	Value (1)
Common Stocks - 97.7%
Austria - 3.6%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	105,800	$7,189,765
Verbund, Class A (Electric Utilities)	108,900	5,432,448
		12,622,213
Bermuda - 2.6%
Bunge Ltd. (Beverages, Food & Tobacco)	141,200	9,052,332
Canada - 4.3%
EnCana Corp. (Oil & Gas)	159,632	7,580,923
Imperial Oil Ltd. (Oil & Gas)	225,940	7,738,445
		15,319,368
China - 2.0%
China Mobile Ltd. - Sponsored ADR (Telephone Systems)	174,800	7,128,344
France - 11.2%
Air Liquide (Chemicals)	48,792	10,373,162
Dassault Systemes SA (Computer Software & Processing)	110,800	6,031,928
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)†	70,900	7,382,999
Sanofi-Aventis (Pharmaceuticals)	100,000	8,493,289
Schneider Electric SA (Heavy Machinery)	72,310	7,497,373
		39,778,751
Germany - 2.5%
Fresenius AG (Pharmaceuticals)	22,650	4,084,989
Qiagen NV (Commercial Services & Supplies)*†	295,600	4,664,255
		8,749,244
Hong Kong - 2.7%
Hutchison Whampoa Ltd. (General Diversified)	573,000	5,079,685
Li & Fung Ltd. (Wholesalers)	1,746,200	4,593,573
		9,673,258
India - 2.9%
HDFC Bank Ltd. (Banks)	221,400	4,917,707
ICICI Bank Ltd. (Banks)	299,600	5,175,983
		10,093,690
Ireland - 1.8%
CRH plc (Building Materials)	177,252	6,244,227
Japan - 20.0%
Fanuc Ltd. (Electronics)	74,200	6,434,617
Hirose Electronics Co., Ltd. (Electronics)	39,700	5,260,992
Hoya Corp. (Electronics)	140,600	5,406,207
JSR Corp. (Chemicals)	204,700	5,109,733
Kao Corp. (Cosmetics & Personal Care)	182,900	4,799,567
Keyence Corp. (Electronics)	35,865	7,932,488
Mitsubishi Corp. (General Diversified)	429,600	8,243,471
Nomura Holdings Inc. (Financial Services)	380,800	6,724,148

See Notes to Financial Statements
7

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

October 31, 2006 (continued)

Japan (continued)
Sumitomo Realty & Development Co., Ltd. (Real Estate)	424,000	$13,980,404
Yokogawa Electric Corp. (Electronics)	507,500	6,958,819
		70,850,446
Mexico - 3.9%
America Movil SA de CV, Series L - ADR (Telephone Systems)	157,900	6,769,173
Wal-Mart de Mexico SA de CV - ADR (Retailers)	202,080	7,023,047
		13,792,220
Poland - 1.2%
Bank Pekao SA - GDR (Banks)†	59,100	4,361,580
Russia - 1.7%
OAO Gazprom - Sponsored ADR, Reg S (Oil & Gas)	137,450	5,860,879
Singapore - 1.2%
DBS Group Holdings Ltd. (Banks)	330,083	4,313,703
South Africa - 2.2%
Sasol Ltd. (Oil & Gas)	224,400	7,686,965
South Korea - 2.0%
Samsung Electronics Co., Ltd., GDR, Reg S (Electronics)	22,400	7,250,315
Spain - 2.8%
Banco Santander Central Hispano SA (Banks)	572,100	9,895,597
Sweden - 4.4%
Atlas Copco AB, Class A (Heavy Machinery)†	289,500	8,450,355
Skandinaviska Enskilda Banken AB, Class A (Banks)	261,000	7,288,577
		15,738,932
Switzerland - 12.0%
Alcon Inc. (Medical Supplies)†	59,700	6,332,976
Nestle SA - ADR (Beverages, Food & Tobacco)	120,920	10,329,022
Roche Holding AG - Genusschein (Pharmaceuticals)	62,430	10,910,663
Swiss Re - Registered (Insurance)	73,200	5,989,708
UBS AG - Registered (Financial Services)	150,820	8,995,159
		42,557,528
Taiwan - 1.9%
Taiwan Semiconductor Manufacturing Co. (Electronics)	3,605,203	6,592,398
United Kingdom - 10.8%
BG Group plc (Oil & Gas)	744,400	9,884,505
Standard Chartered plc (Banks)	237,440	6,673,562
Tesco plc (Food Retailers)	968,300	7,264,264

See Notes to Financial Statements

8

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

October 31, 2006 (continued)

United Kingdom (continued)
Unilever plc (Beverages, Food & Tobacco)	190,165	$4,717,517
WPP Group plc (Advertising)	756,830	9,689,567
		38,229,415
Total Common Stocks (Cost $215,158,109)		345,791,405

Short Term Investments - 0.3%	Face Amount
Federal Home Loan Bank, 5.145%, due 01/03/07††	$440,373	$440,373
Federal Home Loan Bank, 5.15%, due 12/27/06††	522,126	522,126
Total Short Term Investments (Cost $962,499)		962,499
Repurchase Agreements - 6.6%
Morgan Stanley Repurchase Agreement, 5.303, due 11/01/06 in the amount of $16,118,400; issued 10/31/06 (collateralized by $16,185,244 par of FHLB, 0.00%, due 11/17/06 to 01/19/07 with an aggregate market value of $16,120,224)††	$15,802,353	$15,802,353
Investors Bank & Trust Repurchase Agreement, 3.60%, due 11/01/06 in the amount of $7,726,725; issued 10/31/06 (collateralized by $7,909,718 par of FNMA #2004-79 F, 5.62%, due 08/25/32, SBA #506223, 8.375%, due 01/25/28 with an aggregate market value of $8,112,250)	7,725,952	7,725,952
Total Repurchase Agreements (Cost $23,528,305)		23,528,305
Total Investments - 104.6% (Cost $239,648,913)		$370,282,209

See Notes to Financial Statements

9

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

October 31, 2006 (continued)

Value (1)
Liabilities, Net of Other Assets - (4.6)%
Dividends and interest receivable	$450,500
Foreign currency (cost $21,018)	20,947
Receivable for fund shares sold	11,702
Tax reclaim receivable	180,108
Prepaid expenses	2,530
Collateral for securities loaned	(16,764,852)
Payable for distribution fees	(5,328)
Payable for fund shares redeemed	(3,065)
Payable to investment advisor	(201,115)
Other liabilities	(124,282)
(16,432,855)
Net Assets - 100%
Investor Class
Applicable to 530,051 outstanding $.001 par value shares (authorized 250,000,000 shares)	$9,884,145
Net Asset Value, Offering Price and Redemption Price Per Share	$18.65
Institutional Class
Applicable to 18,410,735 outstanding $.001 par value shares (authorized 250,000,000 shares)	$343,965,209
Net Asset Value, Offering Price and Redemption Price Per Share	$18.68
Components of Net Assets as of October 31, 2006 were as follows:
Paid-in capital	$196,808,229
Accumulated undistributed net investment income	1,808,943
Accumulated undistributed net realized gain on investments and foreign currency-related transactions	24,600,257
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies (Note 4)	130,631,925
$353,849,354

Summary of Abbreviations

ADR                       American Depository Receipt

FHLB                  Federal Home Loan Bank

FNMA               Federal National Mortgage Association

GDR                      Global Depositary Receipt

Reg S                    Security sold outside United States without registration under the Securities Act of 1933

SBA                           Small Business Administration

(1)                                   See Note 2 to Financial Statements

*                                             Non-income producing security.

†                                             All or a portion of this security was out on loan at October 31, 2006; the value of the securities loaned amounted to $16,026,641. The value of collateral amounted to $16,764,852 which consisted of cash equivalents.

††                                       Represents investments of security lending collateral.

See Notes to Financial Statements
10

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio — Overview

(unaudited)

October 31, 2006

	Returns for the Year Ended October 31, 2006
	Cumulative Total Returns			Average Annualized Total Return
FUND NAME	Last 12 Months	5 YR	Inception	5 YR	Inception
Emerging Markets Portfolio (Inception date 11/9/98)	34.29%	250.89%	365.91%	28.54%	21.27%
MSCI Emerging Markets (Net dividend)	34.99%	245.05%	227.39%	28.11%	16.03%
Lipper Emerging Markets Funds Index	34.60%	245.88%	233.32%	28.17%	16.29%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by visiting the website at www.hardingloevner.com.

Investment return reflects voluntary fee waivers in effect. Absence such waivers, total return would be reduced. The performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

11

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio — Overview

October 31, 2006

The Harding, Loevner Funds, Inc. Emerging Markets Portfolio returned 34.29% for the fiscal year ending October 31, 2006, as compared to 34.99% for its benchmark, the MSCI Emerging Markets Index, and 35.86% for the benchmark’s growth component, the MSCI Emerging Markets Growth Index. The relative weakness of the US Dollar against most currencies was a tail wind for US investors as the MSCI Emerging Markets Index returned 31.08% as measured in local currencies.

Consistent with its investment objectives and policies, the Portfolio was invested primarily in securities of companies listed in the emerging markets, or conducting  essentially all of their business in these markets, that exhibited the fundamental characteristics of growth, financial strength, management quality and durable competitive advantage.

Measured against the benchmark, individual stock selection was net positive for the Portfolio for the fiscal year, although allocation by sector and region detracted somewhat from relative returns. Best performing stocks included Russian deposit-taking institution Sberbank and natural gas company OAO Gazprom, cellular operator China Mobile, and Brazilian logistics company América Latina Logística. Hong Kong’s micro-motor manufacturer Johnson Electric and power tool maker Techtronic were large detractors, as were South Africa’s drug maker Aspen Pharmacare and retailer Woolworth.

Overweights to the Automobile & Components and Pharmaceuticals & Biotech industry groups hurt relative performance (despite good stock selection within the groups), as did an underweight to the Software and Services industry group. Geographically, the allocation to stocks in Hong Kong, technically outside the benchmark, hurt relative returns, as did the underweight to China and overweight to South Africa. On a positive note, returns were helped by an overweight to stocks in Russia and India and an underweight to stocks in Israel and Taiwan.

Past performance does not guarantee future results.

The Portfolio invests in foreign securities, which will involve greater volatility and political, economic and currency risks and differences in accounting methods. It also invests in emerging markets, which involve unique risks, such as exposure to economies less diverse and mature than the US or other more established foreign markets. Economic and political instability may cause larger price changes in emerging markets securities than other foreign securities.

All holdings are subject to review and adjustment in accordance with the Portfolio’s investment strategy and may vary in the future, and should not be considered recommendations to buy or sell any security. The Portfolio is actively managed; therefore holdings may not be current.

MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The Index consists of 25 emerging markets countries. Net dividends are reinvested.

MSCI Emerging Markets Growth Index is a subset of the MSCI Emerging Markets Index, which consists of 25 emerging markets countries. Multiple factors are used to identify the growth characteristics of the companies. Net dividends are reinvested.

Lipper Emerging Market Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Portfolio, although some funds in the Index may have somewhat different investment policies or objectives.

You cannot invest directly in an index.

12

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

October 31, 2006

Industry	Percentage of Net Assets
Aerospace & Defense	0.6%
Airlines	1.3
Automotive	4.0
Banks	13.9
Beverages, Food & Tobacco	4.5
Building Materials	1.2
Chemicals	2.7
Computer Software & Processing	0.6
Computers & Information	2.2
Cosmetics & Personal Care	1.7
Electric Utilities	1.1
Electrical Equipment	2.6
Electronics	6.8
Financial Services	7.2
Food Retailers	1.0
Heavy Machinery	1.0
Home Construction, Furnishings & Appliances	4.2
Industrial Conglomerates	1.2
Insurance	1.7
Medical Supplies	1.1
Metals & Mining	3.0
Oil & Gas	14.2
Pharmaceuticals	3.0
Real Estate	2.8
Retailers	3.9
Telephone Systems	11.5
Transportation	3.7
Total Investments	102.7
Other Assets Less Liabilities	(2.7)*
Net Assets	100.0%

*          Breakout of other assets and liabilities may be found on page 17.

See Notes to Financial Statements
13

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

October 31, 2006 (continued)

	Shares	Value (1)
Common Stocks - 93.7%
Brazil - 7.8%
Brazil Realty SA (Real Estate)	689,346	$14,034,781
Companhia de Bebidas das Americas - Preferred ADR (Beverages, Food & Tobacco)	330,200	14,416,532
Companhia Vale do Rio Doce - ADR (Metals & Mining)†	566,250	14,405,400
Embraer Aircraft Corp. - ADR (Aerospace & Defense)	212,840	8,860,529
Gol - Linhas Aereas Inteligentes SA - ADR (Airlines)†	376,200	11,718,630
Natura Cosmeticos SA (Cosmetics & Personal Care)	1,805,300	24,868,713
Petroleo Brasileiro SA - ADR (Oil & Gas)†	272,821	24,215,591
		112,520,176
Chile - 1.7%
Banco Santander - ADR (Banks)	346,244	16,699,348
Lan Airlines SA - Sponsored ADR (Airlines)	176,000	7,594,400
		24,293,748
China - 8.0%
ASM Pacific Technology Ltd. (Heavy Machinery)	2,878,000	14,922,877
China Merchants Holdings International Co., Ltd. (Transportation)	4,901,600	14,322,544
China Mobile Ltd. - Sponsored ADR (Telephone Systems)	829,461	33,825,419
China Petroleum & Chemical Corp. - ADR (Oil & Gas)†	314,700	21,830,739
China Resources Enterprise (Financial Services)	6,650,000	15,368,799
Datang International Power Generation Co., Ltd. (Electric Utilities)	19,384,500	16,419,057
		116,689,435
Colombia - 0.9%
BanColombia SA - Sponsored ADR (Banks)	421,800	12,894,426
Czech Republic - 1.0%
Zentiva BV (Pharmaceuticals)	262,900	15,013,872
Egypt - 3.2%
Orascom Construction Industries (Home Construction, Furnishings & Appliances)	260,990	22,749,156
Orascom Telecom Holding SAE - GDR (Telephone Systems)†	419,471	23,579,730
		46,328,886
Hong Kong - 0.5%
Wumart Stores, Inc. - Class H (Retailers)	8,228,000	7,664,419
Hungary - 1.0%
Gedeon Richter Rt. (Pharmaceuticals)	69,171	14,493,954
India - 8.3%
Bajaj Auto Ltd. (Automotive)	439,700	26,826,319
Bharat Heavy Electricals (Electrical Equipment)	304,390	16,301,651
Bharti Tele-Ventures Ltd. (Telephone Systems)‡*	2,614,108	33,718,684
HDFC Bank Ltd. - ADR (Banks)	259,897	18,000,466
ICICI Bank Ltd. (Banks)	864,700	14,938,827
ICICI Bank Ltd. - Sponsored ADR (Banks)	285,000	10,017,750
		119,803,697

See Notes to Financial Statements
14

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

October 31, 2006 (continued)

	Shares	Value (1)
Indonesia - 2.7%
Perusahaan Gas Negara PT (Oil & Gas)	14,112,400	$17,616,248
PT Telekomunikasi Indonesia - Sponsored ADR (Telephone Systems)	583,650	21,338,244
		38,954,492
Israel - 1.8%
Israel Chemicals Ltd. (Chemicals)	4,541,200	25,947,333
Malaysia - 0.9%
IOI Corp. Berhad (Chemicals)	2,910,000	13,691,527
Mexico - 8.3%
America Movil SA de CV, Series L - ADR (Telephone Systems)	790,900	33,905,884
Grupo Financiero Banorte SA de CV, Class O (Financial Services)	5,936,440	21,527,039
Grupo Modelo SA de CV Series C (Beverages, Food & Tobacco)	3,226,000	15,597,727
Urbi Desarrollos Urbanos SA de CV (Real Estate)*	8,524,200	26,004,797
Wal-Mart de Mexico SA de CV - ADR (Retailers)†	686,907	23,872,625
		120,908,072
Philippines - 1.4%
Philippine Long Distance Telephone Co. - Sponsored ADR (Telephone Systems)	439,815	20,939,592
Poland - 1.8%
Bank Pekao SA (Banks)	242,000	16,317,824
Polski Koncern Naftowy Orlen SA (Oil & Gas)	656,400	10,387,608
		26,705,432
Russia - 8.8%
Lukoil - Sponsored ADR (Oil & Gas)	465,902	37,691,471
OAO Gazprom - Sponsored ADR, Reg S (Oil & Gas)	1,123,695	47,914,445
Pyaterochka Holding NV, GDR (Food Retailers)*	648,000	14,361,649
Sberbank of Russia (Banks)**	12,098	27,220,500
		127,188,065
South Africa - 11.4%
Aspen Pharmacare Holdings Ltd. (Medical Supplies)*	3,469,550	15,764,922
Bidvest Group Ltd. (Industrial Conglomerates)	1,040,542	17,224,673
Impala Platinum Holdings Ltd. (Metals & Mining)	167,327	29,510,314
Pretoria Portland Cement Co., Ltd. (Building Materials)	329,115	16,955,607
SABMiller plc (Beverages, Food & Tobacco)	1,176,400	22,878,450
Sasol Ltd. (Oil & Gas)	847,320	29,025,488
Standard Bank Group Ltd. (Banks)	613,869	7,203,721
Steinhoff International Holdings Ltd. (Home Construction, Furnishings & Appliances)	8,184,963	26,649,663
		165,212,838
South Korea - 13.6%
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (Transportation)	562,100	18,064,156
Hankook Tire Co., Ltd. (Automotive)	1,050,000	15,073,739
Hynix Semiconductor, Inc. (Electronics)*	493,500	17,890,379
Hyundai Mobis (Automotive)	169,380	16,529,200
Kookmin Bank - ADR (Banks)	265,428	21,064,366
Samsung Electronics Co., Ltd., GDR, Reg S (Electronics)	49,059	11,723,727
Samsung Electronics Co., Ltd., GDR, Reg S (Electronics)	147,871	47,862,113
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	161,400	24,922,419
Shinsegae Co., Ltd. (Retailers)	42,700	24,597,197
		197,727,296

See Notes to Financial Statements
15

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

October 31, 2006 (continued)

	Shares	Value (1)
Taiwan - 5.7%
Advantech Co., Ltd. (Computer Software & Processing)	3,318,621	$9,239,066
Delta Electronics (Electrical Equipment)	7,507,076	21,190,172
Hon Hai Precision Industry Co., Ltd. (Computers & Information)	4,953,600	31,899,667
Taiwan Semiconductor Manufacturing Co. (Electronics)	11,458,478	20,952,729
		83,281,634
Thailand - 1.2%
Siam Commercial Bank-Alien (Banks)	9,730,600	17,239,904
Turkey - 2.7%
Anadolu Efes Biracilik Ve Malt Sanayii AS (Beverages, Food & Tobacco)	432,754	11,850,519
Arcelik AS (Home Construction, Furnishings & Appliances)	1,732,326	11,091,622
Turkiye Is Bankasi (Banks)	2,592,642	16,749,997
		39,692,138
United Kingdom - 1.0%
Hikma Pharmaceuticals plc (Pharmaceuticals)	1,830,200	14,028,489
Total Common Stocks (Cost $1,022,600,155)		1,361,219,425
Preferred Stocks - 4.3%
Brazil - 3.1%
All America Latina Logistica SA (Transportation)	2,410,500	21,048,961
Banco Itau Holding Financeria SA - ADR (Banks)†	729,726	24,226,903
		45,275,864
Russia - 1.2%
Transneft (Oil & Gas)**	8,200	17,302,000
Total Preferred Stocks (Cost $32,479,318)		62,577,864
Short Term Investments - 0.2%	Face Amount
Federal Home Loan Bank, 5.145%, due 01/03/07††	$1,032,373	$1,032,373
Federal Home Loan Bank, 5.15%, due 12/27/06††	1,224,028	1,224,028
Total Short Term Investments (Cost $2,256,401)		2,256,401
Repurchase Agreements - 4.5%
Morgan Stanley Repurchase Agreement, 5.303%, due 11/01/06 in the amount of $37,786,626; issued 10/31/06 (collateralized by $37,943,329 par of FHLB, 0.00% due 11/15/06-01/19/07, with an aggregate market value of $37,790,901)††	$37,045,712	$37,045,712
Investors Bank & Trust Repurchase Agreement, 3.60%, due at 11/01/06 in the amount of $28,061,573; issed 10/31/06 (collateralized by $29,655,272 par of FNMA #794409, 4.81%, due 09/01/34, and FNMA #815138, 4.10% , due 04/01/35 with an aggregate market value of $29,461,706)	28,058,766	28,058,766
Total Repurchase Agreements (Cost $65,104,478)		65,104,478
Total Investments - 102.7% (Cost $1,122,440,352)		$1,491,158,168

See Notes to Financial Statements
16

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

October 31, 2006 (continued)

Value (1)
Liabilities, Net of Other Assets - (2.7)%
Dividends and interest receivable	$2,003,537
Foreign currency (cost $1,186,300)	1,073,184
Receivable for fund shares sold	1,493,898
Tax reclaim receivable	41,622
Prepaid expenses	1,284
Collateral for securities loaned	(39,302,113)
Payable for fund shares redeemed	(1,486,908)
Payable to investment advisor	(1,312,643)
Other liabilities	(1,201,892)
(38,690,031)
Net Assets - 100%
Applicable to 35,713,385 outstanding $.001 par value shares (authorized 500,000,000 shares)	$1,452,468,137
Net Asset Value, Offering and Redemption Price Per Share	$40.67
Components of Net Assets as of October 31, 2006 were as follows:
Paid-in capital	$1,092,251,496
Accumulated undistributed net investment income	860,735
Accumulated undistributed net realized gain on investments and foreign currency-related transactions	(8,854,510)
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies (Note 4)	368,210,416
$1,452,468,137

Summary of Abbreviations

ADR                       American Depository Receipt

FHLB                  Federal Home Loan Bank

FNMA               Federal National Mortgage Association

GDR                      Global Depositary Receipt

Reg S                    Security sold outside United States without registration under the Securities Act of 1933

(1)                                   See Note 2 to Financial Statements

‡                                             Security valued at fair value as determined in good faith by or under the direction of the Board of Directors.

*                                             Non-income producing security.

**                                       Illiquid security.

†                                             All or a portion of this security was out on loan at October 31, 2006; the value of the securities loaned amounted to $38,005,939. The value of collateral amounted to $39,302,113 which consisted of cash equivalents.

††                                       Represents investments of security lending collateral.

See Notes to Financial Statements
17

Harding, Loevner Funds, Inc.

Statements of Operations

Year Ended October 31, 2006

	International Equity Portfolio	Emerging Markets Portfolio
Investment Income
Interest	$404,945	$936,609
Dividends (net of foreign withholding taxes of $568,431 and $2,023,542, respectively)	5,313,757	27,579,997
Securities lending income	183,003	556,484
Total investment income	5,901,705	29,073,090
Expenses
Investment advisory fees (Note 3)	2,616,672	16,207,634
Administration fees (Note 3)	235,485	822,358
Distribution fees, Investor Class	14,463	—
Custodian and accounting fees (Note 3)	289,449	1,593,615
Directors’ fees and expenses (Note 3)	21,708	90,819
Shareholder record keeping fees	73,106	67,244
Printing and postage fees	72,936	261,986
State registration filing fees	41,734	92,906
Professional fees	70,325	184,019
Other fees and expenses	93,952	1,850,666
Total expenses	3,529,830	21,171,247
Waiver of investment advisory fee (Note 3)	(26,471)	—
Net expenses	3,503,359	21,171,247
Net investment income	2,398,346	7,901,843
Realized and Unrealized Gain (Loss) (Note 4)
Net realized gain (loss) —
Investment transactions (net of foreign tax expense of $5,572 and $1,073,331, respectively)	27,201,426	(8,238,242)
Foreign currency transactions	(583,831)	(4,729,576)
Net realized gain (loss)	26,617,595	(12,967,818)
Change in unrealized appreciation (depreciation) —
Investments	48,807,462	277,644,362
Translation of assets and liabilities denominated in foreign currencies	23,960	34,603
Net change in unrealized appreciation	48,831,422	277,678,965
Net realized and unrealized gain	75,449,017	264,711,147
Net Increase in Net Assets Resulting from Operations	$77,847,363	$272,612,990

See Notes to Financial Statements

18

Harding, Loevner Funds, Inc.

Statement of Changes in Net Assets

	International Equity Portfolio
	Year Ended	Year Ended
	October 31,	October 31,
	2006	2005
Increase in Net Assets From Operations
Net investment income	$2,398,346	$2,475,986
Net realized gain on investments and foreign currency transactions	26,617,595	40,452,858
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	48,831,422	18,700,157
Net increase in net assets resulting from operations	77,847,363	61,629,001
Distributions to Shareholders from:
Net investment income
Investor Class (A)	(10,374)	—
Institutional Class	(1,514,373)	(1,432,687)
Net realized gain from investments and foreign currency-related transactions
Investor Class (A)	(1,829)	—
Institutional Class	(252,725)	—
Total distributions to shareholders	(1,779,301)	(1,432,687)
Transactions in Shares of Common Stock
Proceeds from sale of shares
Investor Class (A)	9,132,750	521,999
Institutional Class	49,366,216	11,311,197
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Investor Class (A)	10,881	—
Institutional Class	1,601,590	1,313,542
Cost of shares redeemed
Investor Class (A)	(703,793)	(14,714)
Institutional Class	(82,366,219)	(88,011,589)
Redemption fees
Investor Class (A)	1,097	—
Institutional Class	1,286	400
Net Decrease in Net Assets from Fund Share Transactions	(22,956,192)	(74,879,165)
Net Increase (Decrease) in Net Assets	53,111,870	(14,682,851)
Net Assets
At beginning of year	300,737,484	315,420,335
At end of year	$353,849,354	$300,737,484
Accumulated Undistributed Net Investment Income Included in Net Assets	$1,809,943	$1,524,829

(A)   Investor Class shares commenced operations on September 30, 2005.

See Notes to Financial Statements
19

Harding, Loevner Funds, Inc.

Statement of Changes in Net Assets (continued)

	Emerging Markets Portfolio
	Year Ended	Year Ended
	October 31,	October 31,
	2006	2005
Increase in Net Assets From Operations
Net investment income	$7,901,843	$2,843,169
Net realized loss on investments and foreign currency transactions	(12,967,818)	(241,828)
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	277,678,965	78,590,499
Net increase in net assets resulting from operations	272,612,990	81,191,840
Distributions to Shareholders from:
Net investment income	(2,386,155)	(120,585)
Net realized gain from investments and foreign currency-related transactions	(1,527,250)	(2,143,956)
Total distributions to shareholders	(3,913,405)	(2,264,541)
Transactions in Shares of Common Stock
Proceeds from sale of shares	1,071,514,244	601,485,970
Net Asset Value of shares issued to shareholders upon reinvestment of dividends	3,710,264	2,223,089
Cost of shares redeemed (includes redemption in-kind of $5,371,207)	(583,279,980)	(58,688,332)
Redemption fees	856,448	214,731
Net Increase in Net Assets from Fund Share Transactions	492,800,976	545,235,458
Net Increase in Net Assets	761,500,561	624,162,757
Net Assets
At beginning of year	690,967,576	66,804,819
At end of year	$1,452,468,137	$690,967,576
Accumulated Undistributed Net Investment Income Included in Net Assets	$860,735	$1,217,858

See Notes to Financial Statements

20

Harding, Loevner Funds, Inc.

Financial Highlights

	International Equity Portfolio - Investor Class
	For the Year Ended Oct. 31, 2006	For the Period Ended Oct. 31, 2005 (1)
Per Share Data
Net Asset Value, Beginning of Period	$14.91	$15.63
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	0.11 (2)	(0.00	)*
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	3.71	(0.72)
Net increase (decrease) from investment operations	3.82	(0.72)
Distributions to Shareholders from:
Net investment income	(0.07)	—
Net realized gain from investments and foreign currency-related transactions	(0.01)	—
Total distributions	(0.08)	—
Net Asset Value, End of Period	$18.65	$14.91
Total Return	25.74%	(4.61	)%(B)
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,884	$510
Net expenses to average net assets	1.25%	1.25	%(A)
Net investment income (loss) to average net assets	0.61%	(1.25	)%(A)
Decrease reflected in above expense ratios due to expense reductions	0.01%	0.08	%(A)
Portfolio turnover rate	35%	38	%(B)

(1)	For the period September 30, 2005 (commencement of operations) through October 31, 2005.
(2)	Computed using average shares outstanding throughout the year.
*	Rounds to less than $(0.01).
(A)	Annualized.
(B)	Not annualized.

See Notes to Financial Statements

21

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

	Emerging Markets Portfolio
	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	Oct. 31, 2006	Oct. 31, 2005	Oct. 31, 2004	Oct. 31, 2003	Oct. 31, 2002
Per Share Data
Net Asset Value, Beginning of Year	$30.41	$22.31	$18.16	$12.49	$11.88
Increase in Net Assets from Operations
Net investment income	0.22	0.11	0.07	0.07	0.04
Net realized and unrealized gain on investments and foreign currency-related transactions	10.19	8.43	4.12	5.60	0.58
Net increase from investment operations	10.41	8.54	4.19	5.67	0.62
Distributions to Shareholders from:
Net investment income	(0.09)	(0.02)	(0.04)	—	(0.01)
Net realized gain from investments and foreign currency-related transactions	(0.06)	(0.42)	—	—	—
Total distributions	(0.15)	(0.44)	(0.04)	—	(0.01)
Net Asset Value, End of Year	$40.67	$30.41	$22.31	$18.16	$12.49
Total Return	34.29%	38.76%	23.09%	45.40%	5.22%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,452,468	$690,968	$66,805	$29,657	$10,116
Net expenses to average net assets	1.63%	1.68%	1.75%	1.75%	1.75%
Net investment income to average net assets	0.61%	0.87%	0.51%	0.76%	0.19%
Decrease reflected in above expense ratios due to expense reductions	—	—	0.02%	0.08%	0.39%
Portfolio turnover rate	59%	36%	40%	58%	43%

See Notes to Financial Statements

22

Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2006

1. Organization

Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940, as amended, (“1940 Act”), as an open-end diversified management investment company. The Fund currently has four Portfolios (individually, “Portfolio”), all of which were active as of October 31, 2006: International Equity Portfolio (“International Equity”); Global Equity Portfolio; Institutional Emerging Markets Portfolio and Emerging Markets Portfolio (“Emerging Markets”). International Equity and Emerging Markets (collectively, “Portfolios”) are presented hereinafter. The investment objective of each Portfolio is as follows: International Equity—to seek long-term capital appreciation through investments in equity securities of companies based outside the United States; Emerging Markets—to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets

International Equity commenced operations on October 31, 1996 after acquiring the net assets of Harding, Loevner Management, L.P.’s AMT Capital Fund, Inc. Emerging Markets commenced operations on November 9, 1998. Effective August 5, 2005, International Equity launched the Investor Class Shares and converted existing shareholders to the Institutional Class. Investor Class of International Equity commenced operations on September 30, 2005. The Fund is managed by Harding, Loevner Management, L.P. (the “Investment Advisor”).

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies. The following is a summary of the Fund’s significant accounting policies:

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation

The Board of Directors (the “Board”) of the Fund has adopted procedures (“Procedures”) to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of funds and their Directors to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not readily available.

All investments in the Portfolios are valued daily at their market prices, which results in unrealized gains or losses. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which no sales are reported are valued at the latest bid price obtained from a quotation reporting system or from established market makers. Repurchase agreements are valued at their amortized cost plus accrued interest. Securities for which market quotations are not readily available are fair valued by the Board or its delegate in accordance with the Procedures, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. If a significant event occurs after the close of trading but before the calculation of the Portfolio’s net asset value and such significant event has a material impact on the Portfolio’s net asset value per share (i.e. , more than $0.01 per share), then the security may be fair valued in accordance with the Procedures. As of October 31, 2006, there was one security in the Portfolios which required valuation by the Board or its delegate. The Fund has implemented additional fair value pricing on a daily basis for all foreign equity securities held by the Portfolios. The fair value pricing utilizes quantitative models developed

23

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2006

2. Summary of Significant Accounting Policies (continued)

by an independent pricing service unless the Fund determines that use of another additional fair valuation methodology is appropriate.

Securities

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios accrete discount or amortize premium using the effective interest method on a daily basis as adjustments to interest income and the cost of investments. The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Income Tax

It is the policy of each Portfolio of the Fund to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

Expenses

Expenses directly attributed to a specific Portfolio of the Fund are charged to that Portfolio’s operations; expenses not directly attributable to a specific Portfolio are allocated among all the Portfolios of the Fund either equitably or based on their average daily net assets.

Dividends to Shareholders

It is the policy of the Portfolios to declare dividends from net investment income annually. Net short-term and long-term capital gains distributions for the Portfolios, if any, normally are distributed on an annual basis.

Dividends from net investment income and distributions from net realized gains from investment transactions have been determined in accordance with income tax regulations and may differ from net investment income and realized gains recorded by the Portfolios for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. In general, to the extent that any differences which are permanent in nature result in over distributions to shareholders, the amount of the over distribution is reclassified within the capital accounts based on its federal tax basis treatment and may be reported return of capital. Temporary differences do not require reclassification.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of Portfolios’ securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

24

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2006

2. Summary of Significant Accounting Policies (continued)

Security Lending

Each Portfolio is authorized to lend securities from its investment portfolio to banks, brokers and other financial institutions if it receives collateral in cash, U.S. Government securities or other liquid investments which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The loans will be terminable at any time by the Fund and the Portfolio will then receive the loaned securities within five days. During the period of such a loan, the Portfolio receives an agreed upon portion of the income on the loaned securities and/or a loan fee and may thereby increase its total return. A Portfolio continues to receive interest or dividends on the securities loaned and simultaneously earn either interest on the investment of the cash collateral or fee income if the loan is collateralized with securities rather than cash. However, the Portfolio normally pays lending fees and related expenses from the interest or dividends earned on invested collateral. Although the Fund is indemnified by IBT, which acts as the lending agent, should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. However, loans are made only to borrowers which are approved by the Board and are deemed by Investment Advisor to be of good financial standing. The Portfolio may invest cash collateral it receives in connection with a loan of securities in securities of the U.S. Government and its agencies and other high quality short-term debt instruments. For purposes of complying with the Portfolios’ investment policies and restrictions, collateral received in connection with securities loans will not be deemed an asset of the Portfolio unless otherwise required by law. Net amounts earned from security lending activities are disclosed on the Statement of Operations. Amounts loaned and held as collateral are disclosed on the Statement of Net Assets.

3. Significant Agreements and Transactions with Affiliates

The Board has approved investment advisory agreements (the “Agreements”) with the Investment Advisor. The advisory fees are computed daily at an annual rate of 0.75% and 1.25% of the average daily net assets of International Equity and Emerging Markets, respectively.

The Investment Advisor has voluntarily agreed to reduce its fee to the extent that aggregate expenses (exclusive of brokerage commissions, other investment expenses, interest on borrowings, taxes and extraordinary expenses) exceed an annual rate of 1.25% and 1.75%, respectively, of the average daily net assets of International Equity and Emerging Markets. For the year ended October 31, 2006, the Investment Advisor voluntarily waived $26,471 in investment advisory fees only from International Equity.

Quasar Distributors, LLC serves as the non-exclusive Distributor of each class of the Fund’s shares. The Fund has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Investor Class shares of International Equity and Global Equity. Under the terms of the plan, each Portfolio compensates respectively, the distributor at a rate equal to 0.25% of the average daily net assets of the Portfolio attributable to its Investor Class shares for distribution and related services.

In addition, the Fund has an administration agreement with Investors Bank & Trust Company (“IBT”), which provides certain accounting, clerical and bookkeeping services, corporate secretarial services, assistance in the preparation and filing of tax returns and reports to shareholders and the SEC, transfer agency services, chief compliance officer services, and the service of some IBT employees as officers serving the board of directors. Under this agreement, International Equity and Emerging Markets incurred $620,731 and $2,567,846, respectively for the year ended October 31, 2006

IBT serves as transfer agent, dividend disbursing agent and agent in connection with any accumulation, open-account or similar plans provided to the shareholders of the Portfolios.

The Fund has agreements with various financial intermediaries and “mutual fund supermarkets”, under which customers of these intermediaries may purchase and hold the Fund’s shares. These intermediaries assess fees in consideration for providing certain distribution, account maintenance, record keeping and transactional services. In recognition of the savings of expenses to the Fund arising from the intermediaries’ assumption of functions that the Fund would otherwise perform, such as providing sub-accounting and related shareholder services, each Portfolio is authorized to pay to each intermediary up to 0.15% of its average daily net assets attributable to that intermediary (subject to the voluntary expense cap). The balance of the intermediaries’ fees is paid by the Investment Advisor. Because of voluntary caps on the Portfolio’s fees and expenses, the Investment Advisor paid all or a portion of each Portfolio’s share of these fees during the year ended October 31, 2006.

25

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2006

4. Investment Transactions

Cost of purchases and proceeds from sales of investment securities, other than short-term investments, for the year ended October 31, 2006, were as follows for each Portfolio:

	Purchase Cost of	Proceeds from Sales of
Portfolio	Investment Securities	Investment Securities
International Equity	$118,573,898	$143,149,719
Emerging Markets	1,222,807,113	733,530,555

The cost of investments for federal income tax purposes and the components of net unrealized appreciation on investments at October 31, 2006, for each of the Portfolios were as follows:

	Unrealized	Unrealized
Portfolio	Appreciation	Depreciation	Net	Cost
International Equity	$130,813,771	$989,657	$129,824,114	$240,458,095
Emerging Markets	368,133,879	6,298,953	361,834,926	1,129,323,242

The unrealized appreciation (depreciation) on foreign currency for International Equity and Emerging Markets was $(1,371) and $9,338, respectively, for the year ended October 31, 2006.

During the year ended October 31, 2005, the tax character of distributions paid from ordinary income was $1,432,687 and $120,585, respectively for International Equity and Emerging Markets. The tax character of distributions paid from long-term capital gains was $2,143,956 for Emerging Markets.

During the year ended October 31, 2006, the tax character of distributions paid from ordinary income was $1,524,829 and $2,386,563 respectively for International Equity and Emerging Markets. The tax character of distributions paid from long-term capital gains was $254,472 and $1,526,842, respectively, for International Equity and Emerging Markets.

As of October 31, 2006, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Accumulated	Unrealized	Total
	Ordinary	Long-Term	Capital and	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Other Losses	(Depreciation)*	Earnings/(Deficit)
International Equity	$3,907,926	$23,310,456	$—	$129,822,743	$157,041,125
Emerging Markets	860,965	—	(1,971,620)	361,327,296	360,216,641

*          The difference between book basis and tax basis net unrealized appreciation is attributable primarily to the tax deferral of losses on certain sales of securities.

At October 31, 2006, Emerging Markets Portfolio, for federal income tax purposes, had a capital loss carryover of $1,971,620, which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Portfolio of any liability for federal income or excise tax. Such capital loss carryovers will expire October 31, 2014.

At October 31, 2006, International Equity had no capital loss carryovers.

26

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2006

4. Investment Transactions (continued)

Primarily as a result of differing book/tax treatment of foreign currency transactions and foreign capital gain tax expenses, the Fund made reclassifications among certain capital accounts. In addition, the International Equity utilized equalization during the period. The reclassifications have no impact on the net assets of the Fund. As of October 31, 2006, the following reclassifications were made to the Statements of Net Assets.

		Accumulated Undistributed
		Net Realized Gain/Loss on	Accumulated
		Investments & Foreign	Undistributed
		Currency Related	Net Investment
Portfolio	Paid-in Capital	Transactions	Income
International Equity	$2,139,983	$(1,550,498)	$(589,485)
Emerging Markets	1,566,498	4,306,313	(5,872,811)

5. Foreign Exchange Contracts

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign Portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolios. The Portfolios are also exposed to credit risk associated with counterparty nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The Portfolios held no open forward foreign currency exchange contracts on October 31, 2006.

6. Capital Share Transactions

Transactions in capital stock for International Equity Investor Class were as follows for the periods indicated:

	Year Ended		Period Ended
	October 31, 2006		October 31, 2005 (A)
	Shares	Amount	Shares	Amount
Shares sold	535,963	$9,132,750	35,213	$521,999
Shares issued upon reinvestment of dividends	671	10,881	—	—
	536,634	9,143,631	35,213	521,999
Shares redeemed	(40,793)	(703,793)	(1,003)	(14,714)
Net increase	495,841	$8,439,838	34,210	$507,285

(A)   Investor Class shares commenced operations on September 30, 2005.

Transactions in capital stock for International Equity Institutional Class were as follows for the periods indicated:

	Year Ended		Year Ended
	October 31, 2006		October 31, 2005
	Shares	Amount	Shares	Amount
Shares sold	2,853,706	$49,366,216	803,180	$11,311,197
Shares issued upon reinvestment of dividends	98,724	1,601,590	98,172	1,313,542
	2,952,430	50,967,806	901,352	12,624,739
Shares redeemed	(4,686,560)	(82,366,219)	(6,174,345)	(88,011,589)
Net decrease	(1,734,130)	$(31,398,413)	(5,272,993)	$(75,386,850)

27

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2006

6. Capital Share Transactions (continued)

Transactions in capital stock for Emerging Markets were as follows for the periods indicated:

	Year Ended		Year Ended
	October 31, 2006		October 31, 2005
	Shares	Amount	Shares	Amount
Shares sold	28,942,408	$1,071,514,244	21,717,131	$601,485,970
Shares issued upon reinvestment of dividends	107,486	3,710,264	90,369	2,223,089
	29,049,894	1,075,224,508	21,807,500	603,709,059
Shares redeemed	(16,060,400)	(583,279,980)	(2,078,552)	(58,688,332)
Net increase	12,989,494	$491,944,528	19,728,948	$545,020,727

Redemptions made within 90 days of purchase maybe subject to a redemption fee equal to 2% of the amount redeemed. For the year ended October 31, 2006, Emerging Markets received $856,448 in redemption fees, and for the year ended October 31, 2006, International Equity Investor Class and Institutional Class received $1,097 and $1,286 in redemption fees, respectively, related to transactions in shares of common stock as disclosed in the Portfolios’ Statements of Changes in Net Assets.

7. In-Kind Transaction

During the year ended October 31, 2006, the Emerging Markets Portfolio redeemed 168,588 shares of beneficial interest outstanding in exchange for securities and cash valued at $5,371,207 resulting in a realized gain of $1,566,497, with the Institutional Emerging Markets Portfolio.

8. Concentration of Ownership

At October 31, 2006, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for each Portfolio or for the share classes listed of each Portfolio was as follows:

	No. of	%
	Shareholders	Ownership
International Equity Portfolio, Institutional Class	2	36	%*
Emerging Markets Portfolio	1	70	%**

*          Represents percentage ownership of Institutional Class only; these two shareholders owned approximately 35% of the Portfolio’s net assets as a whole.

**    Represents omnibus position of broker-dealer representing numerous shareholder accounts.

Investment activities of these shareholders may have a material effect on the Portfolios.

9. Repurchase Agreements

Each Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell such securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date.

Each Portfolio may engage in repurchase transactions with parties selected on the basis of such party’s creditworthiness. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

28

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2006

10. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which International Equity and Emerging Markets are authorized to invest.

11. Line of Credit

The Fund participates in a $50 million line of credit agreement with IBT. Borrowings will be made solely to facilitate the handling of redemptions or unusual or unanticipated short-term cash requirements. Because several Portfolios participate there is no assurance that an individual Portfolio will have access to the entire $50 million at any particular time. Borrowings for International Equity are limited to the lesser of the remaining available credit or 25% of net assets. Borrowings for Emerging Markets are limited to the lesser of the remaining available credit or 15% of net assets. Interest is charged to each Portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a commitment fee computed at an annual rate of 0.10% on the line of credit is allocated among the Portfolios. During the year ended October 31, 2006, Emerging Markets had borrowings on ten days, the maximum being $5.9 million.

12. Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109”. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2006, the Fund does not believe the adoption of SFAS No. 157 will significantly impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

29

Harding, Loevner Funds, Inc.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders
Harding, Loevner Funds, Inc.

We have audited the accompanying statements of net assets of the Harding, Loevner Funds, Inc. (comprising, the International Equity Portfolio and Emerging Markets Portfolio), (collectively the “Portfolios”) as of October 31, 2006, and the related statements of operations, statements of changes in net assets and the financial highlights for the year ended October 31, 2006. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets and the financial highlights of the Portfolios for the years or periods ended October 31, 2005 and prior were audited by other auditors. Those auditors expressed unqualified opinions on those financial statements and financial highlights in their report dated December 6, 2005.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Portfolios of the Harding, Loevner Funds, Inc. as of October 31, 2006, the results of their operations, changes in their net assets, and their financial highlights for the year ended October 31, 2006, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
December 21, 2006

30

Harding, Loevner Funds, Inc.

Supplemental Tax Information

(unaudited)

International Equity and Emerging Markets paid qualifying foreign taxes of $537,041 and $1,997,745 and earned $5,882,188 and $29,603,539 foreign source income during the year ended October 31, 2006, respectively. Pursuant to Section 853 of the Internal Revenue Code, International Equity and Emerging Markets designated $0.0284 and $0.0559 per share as foreign taxes paid and $0.3106 and $0.8289 per share as income earned from foreign sources for the year ended October 31, 2006, respectively.

International Equity and Emerging Markets had qualifying dividend income of $3,883,256 and $4,017,298 during the year ended October 31, 2006, respectively.

Pursuant to Section 852 of the Internal Revenue Code, International Equity and Emerging Markets designated $2,394,454 and $1,526,842, respectively, as long term capital gain dividends for the year ended October 31, 2006.

Pursuant to Section 871(k) of the Internal Revenue Code, the International Equity and Emerging Markets hereby designated $308,333 and $930,369, respectively, as interest related dividends for the year ended October 31, 2006.

31

Harding, Loevner Funds, Inc.

Supplemental Tax Information (continued)

(unaudited)

The International Equity and Emerging Markets Portfolios have elected to pass through the credit for taxes paid in foreign countries during its fiscal year ended October 31, 2006. In accordance with current tax laws, the Foreign Income and Foreign Tax per share (for a share outstanding on October 31, 2006) is as follows:

	International Equity			Emerging Markets
		Gross Foreign			Gross Foreign
Country	Foreign Tax	Dividends	Country	Foreign Tax	Dividends
Austria	0.0012	0.0078	Bermuda	0.0000	0.0020
Bermuda	0.0000	0.0163	Brazil	0.0058	0.0790
Canada	0.0010	0.0068	Cayman Islands	0.0000	0.0291
France	0.0066	0.0440	Chile	0.0042	0.0258
Germany	0.0025	0.0168	China	0.0000	0.0285
Hong Kong	0.0000	0.0117	Columbia	0.0000	0.0084
India	0.0000	0.0044	Egypt	0.0000	0.0177
Ireland	0.0000	0.0051	Hong Kong	0.0000	0.0343
Israel	0.0003	0.0021	Hungary	0.0000	0.0063
Japan	0.0021	0.0303	India	0.0000	0.0334
Mexico	0.0000	0.0055	Indonesia	0.0032	0.0212
Poland	0.0012	0.0080	Israel	0.0036	0.0196
Russia	0.0002	0.0017	Malaysia	0.0000	0.0292
Singapore	0.0000	0.0062	Mexico	0.0000	0.0298
South Africa	0.0000	0.0121	Netherlands	0.0005	0.0033
South Korea	0.0006	0.0036	Philippine Islands	0.0034	0.0226
Spain	0.0035	0.0230	Poland	0.0067	0.0450
Sweden	0.0028	0.0183	Russia	0.0046	0.0369
Switzerland	0.0036	0.0368	South Africa	0.0000	0.1672
Taiwan	0.0028	0.0142	South Korea	0.0073	0.0480
United Kingdom	0.0000	0.0358	Taiwan	0.0132	0.0658
			Thailand	0.0025	0.0245
			Turkey	0.0011	0.0353
			United Kingdom	0.0000	0.0158

Shareholders will receive more detailed information along with the Form 1099-DIV in January, 2007.

32

Harding, Loevner Funds, Inc.

Approval of Investment Advisor Agreements

October 31, 2006 (unaudited)

The Board of Directors of the Harding, Loevner Funds, Inc. (the “Fund”), and by a separate vote, the Directors of the Fund (the “Independent Directors”) who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), approved the continuance of the Investment Advisor Agreements between the Fund (on behalf of each of the International Equity Portfolio, the Global Equity Portfolio, the Emerging Markets Portfolio and the Institutional Emerging Markets Portfolio (each a “Portfolio” and collectively the “Portfolios”)) and Harding, Loevner Management, L.P. (the “Advisor”) with respect to each Portfolio at a meeting held on September 11, 2006.

As part of its review, the Board carefully considered the following: (i) a memorandum from Dechert, LLP, counsel to the Fund, that explained the Directors’ fiduciary duties and obligations under Sections 15 and 36(b) of the 1940 Act as well as the Fund’s disclosure requirements; (ii)  comparative fee and performance information; (iii) information on soft dollar transactions; (iv) code of ethics compliance reports; and (v) the Advisor’s financial statements for the periods ended June 30, 2005 and June 30, 2006.

The Board also considered the following information which provided additional detail about the foregoing: (i)  a detailed profitability analysis; (ii) the effect of the fee waivers for the International Equity Portfolio, Global Equity Portfolio and Institutional Emerging Markets Portfolio on net Fund expenses; (iii) the expenses attributable to the Fund, as compared to the expenses of the Advisor’s overall business, including the allocation of expenses attributable to the Fund, such as direct and indirect costs, overhead and other expenses; (iv) actual expenses for calendar year 2005 and estimated expenses for calendar year 2006; (v) total expenses before distribution costs, such as communications to third parties and fees paid to intermediaries; (vi) the ownership structure of the Advisor; and (vii) the long-term profit and loss summary for the Advisor.

The Board considered a number of factors in evaluating the Advisor, including: (i) the nature and quality of services provided; (ii) the investment performance of the Portfolios; (iii) the cost of the services provided; (iv) the profitability of the Advisor; (v) the realization of economies of scale; and (vi) comparison of fees and services.

Quality and Nature of the Services

The Directors agreed that the nature and quality of services provided by the Advisor was excellent. They noted the superior management of the organization and specifically discussed the high integrity and forward thinking which has resulted in no significant compliance issues. The Directors also noted the Advisor’s consistently prudent approach to expenses. These determinations were not based merely on the materials provided at the present meeting, but on the Board’s ongoing dealing with the Advisor. With regard to these areas, the Board was satisfied that the quality and nature of the services provided by the Advisor weighed in favor of renewing the advisory agreements.

The Board considered the investment performance of each of the Fund’s four Portfolios. The Board had available to it the qualifications, background and responsibilities of the Portfolios’ portfolio management teams and senior management of HLM and recognized that these persons report to the Board regularly. The Board had been provided by the Advisor copies of investment performance data obtained from Bloomberg and Morningstar for funds in the Lipper International Funds Index and a number of other international equity funds; funds in the Lipper Global Funds Index and a number of other global equity funds; and funds in the Lipper Emerging Market Funds Index and a number of other emerging market funds (collectively, the “Peer Group Data”). The Peer Group Data included fund management fees, total expense ratios, net assets, calendar year-to-date returns, 1-, 3- and 5 - year returns as well as median and average data with regard to the foregoing.

After comparing each Portfolio to its relevant benchmarks, the Independent Directors concluded that the Emerging Markets Portfolio and Institutional Emerging Markets Portfolio performance was excellent, the Global Equity Portfolio performance was good and the International Equity Portfolio performance was at or below the average of its peers. However, when reviewing the International Equity Portfolio and taking into account “style-bias” applicable to the Portfolio’s quality- and growth-oriented investment strategy, the Directors determined that the Portfolio’s performance was acceptable.

Based on their review of the data provided by the Advisor and all other relevant data, the Independent Directors concluded that they were satisfied, both in absolute terms and in comparison to appropriate peer funds and benchmark indices, with the overall performance of the Fund’s Portfolios. In sum, the Board was satisfied with the nature and quality of services being provided by the Advisor to shareholders.

33

Harding, Loevner Funds, Inc.

Approval of Investment Advisor Agreements (continued)

October 31, 2006 (unaudited)

Fees and Costs of Providing Services

The Independent Directors considered a number of related factors in assessing the costs proposed by HLM to be charged for providing advisory services to the Fund, including: (i) a comparison of advisory and total Portfolio fees with competing fund products; (ii) a review of the Advisor’s profitability information; (iii) consideration of whether any benefits or economies of scale are provided to shareholders; and (iv) consideration of whether the Advisor has received any ancillary or “fall-out” benefits in connection with its management of the Portfolios.

The Independent Directors reviewed the Peer Group Data provided by Advisor with respect to advisory fees, net assets and total expenses and concluded that the cost of services was fair and reasonable. The Directors determined that comparable costs across all four Portfolios were appropriate, and that the cost of each Portfolio versus its market peers was equally in line. For the Global Equity Portfolio, management fees were above the Peer Group median and average, though total expenses were below the median and average of the Peer Group notwithstanding its size. The International Equity Portfolio’s management fee and total expense ratio were below the median and average of the Peer Group. For the Emerging Markets Portfolio, management fees were above the median and average for the Peer Group (of retail-oriented, actively-managed funds), and total expenses were below the median but above the average for the Peer Group. For the Institutional Emerging Markets Portfolio, the management fee was above the median and average for the peer group (of institutional-oriented, actively-managed funds) and total expenses were below the median and average for the Peer Group.

The Independent Directors reviewed the financial statements of the Advisor, which showed the net income, the revenues received and the expenses incurred, including those paid for employee salaries. In addition, the Independent Directors reviewed a profitability analysis prepared by the Advisor putting the Fund into the context of the Advisor’s overall advisory business and highlighting the revenues to and expenses of the Advisor in managing the Fund. The analysis also highlighted how the ownership structure of the Advisor affects certain elements of the Advisor’s profitability analysis (including that the Advisor was a closely held company owned by employees and that for many employees an important part of their compensation was their ownership of equity in the firm). The Independent Directors considered any ancillary benefits derived by the Advisor in connection with its management of the Portfolios, and reviewed the soft dollar report. The Independent Directors concluded that the profitability of the Advisor was, on balance, reasonable and noted that the Advisor loses money on the Global Equity Portfolio and Institutional Emerging Markets Portfolio, makes modest profits on the International Equity Portfolio and makes solid profits on the Emerging Markets Portfolio.

Based on the foregoing, the Board concluded that the fees charged by the Advisor are within the range that might be obtained in an arm’s length negotiation. The Board based their evaluation on all material factors discussed above, including (1) the terms of the advisory agreements; (2) the reasonableness of the advisory fees in light of the nature and quality of the services provided and any additional benefits received by the Advisor in connection with providing services to the Fund; (3) the nature, quality, cost and extent of the services performed by the Advisor; (4) the expense ratios of the Portfolios as compared to the expense ratios of similar funds; and (5) the overall organization and experience of the Advisor, as well as the Advisor’s profitability and financial condition. In arriving at its decision, the Independent Directors did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.

After extensive discussion, both in general session and in executive session of the Independent Directors meeting alone, the Board determined that it had received sufficient information to take action on the proposed resolutions regarding continuance of the advisory agreements. Thereafter, upon a motion duly made and seconded, the Board of Directors, and separately, the Independent Directors, unanimously determined to continue the Investment Advisory Agreements for each of the International Equity Portfolio, Global Equity Portfolio, Emerging Markets Portfolio and Institutional Emerging Markets Portfolio.

34

Harding, Loevner Funds, Inc.

Directors and Principal Officers of the Fund

(unaudited)

Disinterested Directors:

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships Held by Director
R. Kelly Doherty 41 Post Road Bernardsville, NJ 07924 Age, 48	Director	Indefinite; Director since 2004	Cayman Partners (private investment vehicle), Investor, 1/99-present	4	Cyota Inc.; L.P. Thebault & Co.; The Perk School
Jane A. Freeman c/o Scientific Learning 300 Frank Ogawa Plaza Oakland, CA Age, 53	Director	Indefinite; Director since 1996	Scientific Learning Corporation (Education Software), Chief Financial Officer, 1/00-present; Treasurer and Vice President, Finance & Business Development, 9/99-1/00	4	None
Samuel R. Karetsky 900 Third Avenue, 26th Fl. New York, NY 10022 Age, 61	Director	Indefinite; Director since 1998	The Karetsky Group, LLC (Advisory Firm), 1/03-present; Wetherby Asset Management, 2004-present; European Investors Inc., Managing Director, 11/98-12/02	4	None
Raymond J. Clark 66 Greenway Terrace Princeton, NJ 08540 Age, 70	Director	Indefinite; Director since 2004	The Woodrow Wilson National Fellowship Foundation, Treasurer, 08/04-present; Wellesley College, Interim Vice President of Finance and Treasurer, 10/03-6/04; Princeton University, Treasurer, 1987-2001.	4	Princeton Healthcare System; American Red Cross of Central New Jersey

Interested Director:

Name, Address and Age	Position with the Fund	Term of Office and Length Of Time Served*	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
David R. Loevner** Harding, Loevner Management, L.P. 50 Division Street, Suite 401 Somerville, NJ 08876 Age, 52	Director, President and Chairman of the Board	Indefinite; Director, President and Chairman of the Board since 1996	Harding, Loevner Management, L.P., President and CEO, 7/89-present.	4	None

*          Each director is elected to serve in accordance with the Articles of Incorporation and By-Laws of the Fund until his or her successor is duly elected and qualified.

**    David R. Loevner is considered an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended, because he serves as President and CEO of Harding, Loevner Management, L.P., the Fund’s investment advisor.

35

Harding, Loevner Funds, Inc.

Directors and Principal Officers of the Fund (continued)

(unaudited)

Principal Officers of the Fund:

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Served♦	Principal Occupation (s) During Past Five Years
Richard Reiter Harding, Loevner Management, L.P. 50 Division Street, Suite 401 Somerville, NJ 08876 Age, 40	Treasurer and Chief Financial Officer	1 year; Treasurer and Chief Financial Officer since September 2002	Harding, Loevner Management, L.P., Portfolio Manager 1/01-present; Marketing Manager, 4/96-12/00.
Susan C. Mosher Investors Bank & Trust Company 200 Clarendon Street Boston, MA 02116 Age, 51	Chief Compliance Officer and Anti-Money Laundering Compliance Officer	1 year; Chief Compliance Officer since 2004; Anti-Money Laundering Compliance Officer since 2005	Investors Bank & Trust Company, Senior Director and Senior Counsel 1/01-present; Director and Counsel 8/95-12/00.
Brendan J. O’Neill Investors Bank & Trust Company 200 Clarendon Street Boston, MA 02116 Age, 38	Assistant Treasurer	1 year; Assistant Treasurer since 2004	Investors Bank & Trust Company, Director 1/05-present; Senior Manager 11/02-12/04; Manager 7/00-10/02.
Rainer L.C. Frost Investors Bank & Trust Company 200 Clarendon Street Boston, MA 02116 Age, 49	Secretary	1 year; Secretary since 2005

Investors Bank & Trust Company, Director and Counsel 6/05-present; Principal and General Counsel, Clarity Group 9/00-6/05; Chief Administration Officer, Executive Vice-President and General Counsel, GoldK, Inc. 3/01-6/02; Chief Executive Officer and General Counsel Norfox Software 9/99-9/00.

♦       Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

The Fund’s Statement of Additional Information contains additional information about the Directors of the Fund and is available, without charge, upon request, by calling 1-877-435-8105.

36

Harding, Loevner Funds, Inc.

Supplemental Information

(unaudited)

Quarterly Form N-Q Portfolio Schedule

Each Portfolio will file its complete schedule of investments with the SEC on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Portfolios’ Form N-Q will be available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room whose telephone number is 1-800-SEC-0330. Additionally, they are available upon request by calling 1-877-435-8105.

Proxy Voting Record

The Fund’s proxy voting record relating to the Portfolios’ securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.hardingloevner.com and on the SEC’s website at www.sec.gov, on Form N-PX.

Proxy Voting Policies and Procedures

A description of the Fund proxy voting policies and procedures are located in the Statement of Additional Information and is available without charge, upon request, by calling 1-877-435-8105 or on the SEC’s website at www.sec.gov.

37

Harding, Loevner Funds, Inc.

Officers & Directors and Other Pertinent Information

OFFICERS AND DIRECTORS

Jane A. Freeman

Director of the Funds

Samuel R. Karetsky

Director of the Funds

R. Kelly Doherty

Director of the Funds

Raymond J. Clark

Director of the Funds

David R. Loevner

Director, President and
Chairman of the Board of the Funds

Susan C. Mosher

Chief Compliance Officer and
Anti-Money Laundering
Compliance Officer of the Funds

Richard Reiter

Chief Financial Officer and
Treasurer of the Funds

Brendan J. O’Neill

Assistant Treasurer of the Funds

Ranier L.C. Frost

Secretary of the Funds

Brian C. Poole

Assistant Secretary of the Funds

INVESTMENT ADVISOR

Harding, Loevner Management, L.P.
50 Division Street, Suite 401
Somerville, NJ 08876

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

ADMINISTRATOR, CUSTODIAN AND
FUND ACCOUNTING AGENT

Investors Bank & Trust Co.
P.O. Box 9130
Boston, MA 02117

TRANSFER AND DIVIDEND
DISBURSING AGENT

Investors Bank & Trust Co.
P.O. Box 9130
Boston, MA 02117

LEGAL COUNSEL

Dechert LLC
30 Rockefeller Plaza
New York, NY 10112

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

KPMG LLP
1601 Market Street
Philadelphia, PA 19103-2499

This report is intended for shareholders of Harding Loevner Funds. It may not be used as sales literature unless preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives, risks and policies of the Portfolios.

Harding, Loevner Funds, Inc.

Table of Contents

Expense Example	3
Performance Information and Statements of Net Assets
International Equity Portfolio	4
Institutional Emerging Markets Portfolio	11
Global Equity Portfolio	19
Statements of Operations	26
Statements of Changes in Net Assets	27
Financial Highlights	30
Notes to Financial Statements	33
Report of Independent Registered Public Accounting Firm	40
Supplemental Tax Information	41
Approval of Investment Advisor Agreements	43
Directors and Principal Officers	45
Supplemental Information	47

For use only when preceded or accompanied by a prospectus. Read the prospectus carefully before you invest or send money.

Harding, Loevner Funds, Inc.

Expense Example

October 31, 2006 (unaudited)

As a shareholder of a Harding Loevner Portfolio, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on May 1, 2006 and held for the entire six month period from May 1, 2006 to October 31, 2006 for the International Equity Portfolio, Institutional Class, Institutional Emerging Markets Portfolio and Global Equity Portfolio, Institutional Class.

Actual Expenses

The first line under the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2004	Ending Account Value October 31, 2006	Annualized Expense Ratio	Expenses Paid During Period* (May 1, 2006 to October 31, 2006)
International Equity Portfolio,Institutional Class
Actual	$1,000.00	$1,022.40	1.00%	$5.10
Hypothetical (5% annual return before expenses)	1,000.00	1,020.16	1.00%	5.09
Institutional Emerging Markets Portfolio
Actual	$1,000.00	$1,003.70	1.30%	$6.57
Hypothetical (5% annual return before expenses)	1,000.00	1,018.65	1.30%	6.61
Global Equity Portfolio, Institutional Class
Actual	$1,000.00	$1,017.40	1.25%	$6.36
Hypothetical (5% annual return before expenses)	1,000.00	1,018.90	1.25%	6.36

*          Expenses are calculated using each Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (184 days), and divided by the number of days in the year (365 days).

Harding, Loevner Funds, Inc.

International Equity Portfolio — Overview

(unaudited)

October 31, 2006

	Returns for the Year Ended October 31, 2006
	Cumulative Total Returns			Average Annualized Total Return
FUND NAME	Last 12 Months	5 YR	10 YR	5 YR	10 YR
Institutional International Equity Portfolio (Inception date 11/1/94)	26.06%	81.21%	91.20%	12.63%	6.70%
MSCI All Country World ex USA (Net dividend)	28.39%	112.04%	114.15%	16.22%	7.91%
Lipper International Fund Index	27.28%	100.28%	129.51%	14.90%	8.66%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by visiting the website at www.hardingloevner.com.

Investment return reflects voluntary fee waivers in effect. Absence such waivers, total return would be reduced. The performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

Harding, Loevner Funds, Inc.

International Equity Portfolio — Overview

October 31, 2006

The Harding, Loevner Funds, Inc. International Equity Portfolio Institutional Class returned 26.06% for the fiscal year ending October 31, 2006, as compared to 28.39% for its benchmark, the MSCI All Country World ex-US Index, and 25.82% for the benchmark’s growth component, the MSCI All Country World ex-US Growth Index. The relative weakness of the US Dollar against most currencies, save the Japanese Yen, was a tail wind for US investors as the MSCI All Country World ex-US Index returned 23.38% as measured in local currencies.

Consistent with its investment objectives and policies, the Portfolio was invested primarily in the securities of non-US companies that exhibited the fundamental characteristics of growth, financial strength, management quality and durable competitive advantage.

Measured against the benchmark, individual stock selection was net positive for the Portfolio for the fiscal year, although allocation by both industrial sector and region detracted from relative returns. The returns got a boost from holdings in the Energy sector, notably two gas producers, Russia’s OAO Gazprom and the United Kingdom’s BG Group, and in the Financials sector, particularly Japan’s Sumitomo Realty and Development and India’s HDFC Bank and ICICI Bank.

Individual securities that did not perform well included such Health Care sector stocks as  Israeli generic drug producer TEVA Pharmaceutical and Swiss eye care specialist Alcon and mid-sized  pharmaceutical Actelion. Also detracting from relative returns were such Industrials sector stocks as Japan’s Daikin Industries and Hong Kong’s Johnson Electric and Hutchison Whampoa.

A persistent underweight in the Telecom Services sector was beneficial for returns, but it was overshadowed by underweights in the relatively strongly performing sectors of Utilities, Materials and Financials. Viewed from a geographic perspective, the Portfolio’s longstanding overweight  in emerging markets, notably in India, Mexico and Russia, helped returns but was counterbalanced by both an overweight in Hong Kong and  a single holding in a country outside the benchmark, Bermuda’s Bunge.

Past performance does not guarantee future results.

The Portfolio invests in foreign securities, which will involve greater volatility and political, economic and currency risks and differences in accounting methods. It also invests in emerging markets, which involve unique risks, such as exposure to economies less diverse and mature than the US or other more established foreign markets. Economic and political instability may cause larger price changes in emerging markets securities than other foreign securities.

All holdings are subject to review and adjustment in accordance with the Portfolio’s investment strategy and may vary in the future, and should not be considered recommendations to buy or sell any security. The Portfolio is actively managed; therefore holdings may not be current.

MSCI All Country World ex-US Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the US. The Index consists of 47 developed and emerging markets countries. Net dividends are reinvested.

MSCI All Country World ex-US Growth Index is a subset of the MSCI All Country World ex-US Index, which consists of 47 developed and emerging markets countries, excluding the US. Multiple factors are used to identify the growth characteristics of the companies. Net dividends are reinvested.

Lipper International Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the Index may have somewhat different investment policies or objectives.

You cannot invest directly in an index.

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

October 31, 2006

Industry	Percentage of Net Assets
Advertising	2.7%
Banks	14.1
Beverages, Food & Tobacco	8.9
Building Materials	1.8
Chemicals	4.4
Commercial Services & Supplies	1.3
Computer Software & Processing	1.7
Cosmetics & Personal Care	1.4
Electric Utilities	1.5
Electronics	13.0
Financial Services	11.4
Food Retailers	2.0
General Diversified	3.8
Heavy Machinery	4.5
Insurance	1.7
Medical Supplies	1.8
Oil & Gas	10.9
Pharmaceuticals	6.6
Real Estate	3.9
Retailers	2.0
Telephone Systems	3.9
Wholesalers	1.3
Total Investments	104.6
Other Assets Less Liabilities	(4.6)*
Net Assets	100.0%

*          Breakout of other assets and liabilities may be found on page 10.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

October 31, 2006 (continued)

	Shares	Value (1)
Common Stocks - 97.7%
Austria - 3.6%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	105,800	$7,189,765
Verbund, Class A (Electric Utilities)	108,900	5,432,448
		12,622,213
Bermuda - 2.6%
Bunge Ltd. (Beverages, Food & Tobacco)	141,200	9,052,332
Canada - 4.3%
EnCana Corp. (Oil & Gas)	159,632	7,580,923
Imperial Oil Ltd. (Oil & Gas)	225,940	7,738,445
		15,319,368
China - 2.0%
China Mobile Ltd. - Sponsored ADR (Telephone Systems)	174,800	7,128,344
France - 11.2%
Air Liquide (Chemicals)	48,792	10,373,162
Dassault Systemes SA (Computer Software & Processing)	110,800	6,031,928
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)†	70,900	7,382,999
Sanofi-Aventis (Pharmaceuticals)	100,000	8,493,289
Schneider Electric SA (Heavy Machinery)	72,310	7,497,373
		39,778,751
Germany - 2.5%
Fresenius AG (Pharmaceuticals)	22,650	4,084,989
Qiagen NV (Commercial Services & Supplies)*†	295,600	4,664,255
		8,749,244
Hong Kong - 2.7%
Hutchison Whampoa Ltd. (General Diversified)	573,000	5,079,685
Li & Fung Ltd. (Wholesalers)	1,746,200	4,593,573
		9,673,258
India - 2.9%
HDFC Bank Ltd. (Banks)	221,400	4,917,707
ICICI Bank Ltd. (Banks)	299,600	5,175,983
		10,093,690
Ireland - 1.8%
CRH plc (Building Materials)	177,252	6,244,227
Japan - 20.0%
Fanuc Ltd. (Electronics)	74,200	6,434,617
Hirose Electronics Co., Ltd. (Electronics)	39,700	5,260,992
Hoya Corp. (Electronics)	140,600	5,406,207
JSR Corp. (Chemicals)	204,700	5,109,733
Kao Corp. (Cosmetics & Personal Care)	182,900	4,799,567
Keyence Corp. (Electronics)	35,865	7,932,488
Mitsubishi Corp. (General Diversified)	429,600	8,243,471

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

October 31, 2006 (continued)

Japan (continued)
Nomura Holdings Inc. (Financial Services)	380,800	$6,724,148
Sumitomo Realty & Development Co., Ltd. (Real Estate)	424,000	13,980,404
Yokogawa Electric Corp. (Electronics)	507,500	6,958,819
		70,850,446
Mexico - 3.9%
America Movil SA de CV, Series L - ADR (Telephone Systems)	157,900	6,769,173
Wal-Mart de Mexico SA de CV - ADR (Retailers)	202,080	7,023,047
		13,792,220
Poland - 1.2%
Bank Pekao SA - GDR (Banks)†	59,100	4,361,580
Russia - 1.7%
OAO Gazprom - Sponsored ADR, Reg S (Oil & Gas)	137,450	5,860,879
Singapore - 1.2%
DBS Group Holdings Ltd. (Banks)	330,083	4,313,703
South Africa - 2.2%
Sasol Ltd. (Oil & Gas)	224,400	7,686,965
South Korea - 2.0%
Samsung Electronics Co., Ltd., GDR, Reg S (Electronics)	22,400	7,250,315
Spain - 2.8%
Banco Santander Central Hispano SA (Banks)	572,100	9,895,597
Sweden - 4.4%
Atlas Copco AB, Class A (Heavy Machinery)†	289,500	8,450,355
Skandinaviska Enskilda Banken AB, Class A (Banks)	261,000	7,288,577
		15,738,932
Switzerland - 12.0%
Alcon Inc. (Medical Supplies)†	59,700	6,332,976
Nestle SA - ADR (Beverages, Food & Tobacco)	120,920	10,329,022
Roche Holding AG - Genusschein (Pharmaceuticals)	62,430	10,910,663
Swiss Re - Registered (Insurance)	73,200	5,989,708
UBS AG - Registered (Financial Services)	150,820	8,995,159
		42,557,528
Taiwan - 1.9%
Taiwan Semiconductor Manufacturing Co. (Electronics)	3,605,203	6,592,398
United Kingdom - 10.8%
BG Group plc (Oil & Gas)	744,400	9,884,505
Standard Chartered plc (Banks)	237,440	6,673,562
United Kingdom (continued)

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

October 31, 2006 (continued)

Tesco plc (Food Retailers)	968,300	$7,264,264
Unilever plc (Beverages, Food & Tobacco)	190,165	4,717,517
WPP Group plc (Advertising)	756,830	9,689,567
		38,229,415
Total Common Stocks (Cost $215,158,109)		345,791,405
Short Term Investments - 0.3%	Face Amount
Federal Home Loan Bank, 5.145%, due 01/03/07††	$440,373	$440,373
Federal Home Loan Bank, 5.15%, due 12/27/06††	522,126	522,126
Total Short Term Investments (Cost $962,499)		962,499
Repurchase Agreements - 6.6%
Morgan Stanley Repurchase Agreement, 5.303, due 11/01/06 in the amount of $16,118,400; issued 10/31/06 (collateralized by $16,185,244 par of FHLB, 0.00%, due 11/17/06 to 01/19/07 with an aggregate market value of $16,120,224)††	$15,802,353	$15,802,353
Investors Bank & Trust Repurchase Agreement, 3.60%, due 11/01/06 in the amount of $7,726,725; issued 10/31/06 (collateralized by $7,909,718 par of FNMA #2004-79 F, 5.62%, due 08/25/32, SBA #506223, 8.375%, due 01/25/28 with an aggregate market value of $8,112,250)	7,725,952	7,725,952
Total Repurchase Agreements (Cost $23,528,305)		23,528,305
Total Investments - 104.6% (Cost $239,648,913)		$370,282,209

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

October 31, 2006 (continued)

Value (1)
Liabilities, Net of Other Assets - (4.6)%
Dividends and interest receivable	$450,500
Foreign currency (cost $21,018)	20,947
Receivable for fund shares sold	11,702
Tax reclaim receivable	180,108
Prepaid expenses	2,530
Collateral for securities loaned	(16,764,852)
Payable for distribution fees	(5,328)
Payable for fund shares redeemed	(3,065)
Payable to investment advisor	(201,115)
Other liabilities	(124,282)
(16,432,855)
Net Assets - 100%
Investor Class
Applicable to 530,051 outstanding $.001 par value shares (authorized 250,000,000 shares)	$9,884,145
Net Asset Value, Offering Price and Redemption Price Per Share	$18.65
Institutional Class
Applicable to 18,410,735 outstanding $.001 par value shares (authorized 250,000,000 shares)	$343,965,209
Net Asset Value, Offering Price and Redemption Price Per Share	$18.68
Components of Net Assets as of October 31, 2006 were as follows:
Paid-in capital	$196,808,229
Accumulated undistributed net investment income	1,808,943
Accumulated undistributed net realized gain on investments and foreign currency-related transactions	24,600,257
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies (Note 4)	130,631,925
$353,849,354

Summary of Abbreviations

ADR                       American Depository Receipt

FHLB                  Federal Home Loan Bank

FNMA               Federal National Mortgage Association

GDR                      Global Depositary Receipt

Reg S                    Security sold outside United States without registration under the Securities Act of 1933

SBA                           Small Business Administration

(1)                                   See Note 2 to Financial Statements

*                                             Non-income producing security.

†                                             All or a portion of this security was out on loan at October 31, 2006; the value of the securities loaned amounted to $16,026,641. The value of collateral amounted to $16,764,852 which consisted of cash equivalents.

††                                       Represents investments of security lending collateral.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio — Overview

(unaudited)

October 31, 2006

	Returns for the Year Ended October 31, 2006
				Average Annualized
	Cumulative Total Returns			Total Return
FUND NAME	Last 12 Months	5 YR	Inception	5 YR	Inception
Institutional Emerging Markets Portfolio (Inception date 10/17/05)	35.38%	N/A	34.43%	N/A	32.87%
MSCI Emerging Markets (Net dividend)	34.99%	N/A	34.14%	N/A	32.59%
Lipper Emerging Markets Funds Index	34.60%	N/A	34.37%	N/A	32.82%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by visiting the website at www.hardingloevner.com.

Investment return reflects voluntary fee waivers in effect. Absence such waivers, total return would be reduced. The performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio — Overview

October 31, 2006

The Harding, Loevner Funds, Inc. Institutional Emerging Markets Portfolio returned 35.38% for the fiscal year ending October 31, 2006, as compared to 34.99% for its benchmark, the MSCI Emerging Markets Index, and 35.86% for the benchmark’s growth component, the MSCI Emerging Markets Growth Index. The relative weakness of the US Dollar against most currencies was a tail wind for US investors as the MSCI All Emerging Markets Index returned 31.08% as measured in local currencies.

Consistent with its investment objectives and policies, the Portfolio was invested primarily in securities of companies listed in the emerging markets, or conducting essentially all of its business in these markets, which exhibited the fundamental characteristics of growth, financial strength, management quality and durable competitive advantage.

Measured against its benchmark, individual stock selection was net positive for the Portfolio for the fiscal year, although allocation by sector and region detracted somewhat from relative returns. Best performing stocks included Russian deposit-taking institution Sberbank and natural gas company OAO Gazprom, and Brazilian logistics company América Latina Logística, and Indian engineering and manufacturing enterprise Bharat Heavy Electricals. Hong Kong’s micro-motor manufacturer Johnson Electric and power tool maker Techtronic were large detractors, as were South Africa’s drug maker Aspen Pharmacare and retailer Woolworth.

Overweights to the Automobile & Components and Pharmaceuticals & Biotech industry groups hurt relative performance (despite good stock selection within the groups) as did an underweight to the Software and Services industry group. Geographically, the allocation to stocks in Hong Kong, technically outside the benchmark, hurt relative returns, as did the year’s underweight in China and overweight in South Africa. On a positive note, returns were helped by an overweight to stocks in Russia and India and an underweight to stocks in Israel and Taiwan.

Past performance does not guarantee future results.

The Portfolio invests in foreign securities, which will involve greater volatility and political, economic and currency risks and differences in accounting methods. It also invests in emerging markets, which involve unique risks, such as exposure to economies less diverse and mature than the US or other more established foreign markets. Economic and political instability may cause larger price changes in emerging markets securities than other foreign securities.

All holdings are subject to review and adjustment in accordance with the Portfolio’s investment strategy and may vary in the future, and should not be considered recommendations to buy or sell any security. The Portfolio is actively managed; therefore holdings may not be current.

MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The Index consists of 25 emerging markets countries. Net dividends are reinvested.

MSCI Emerging Markets Growth Index is a subset of the MSCI Emerging Markets Index, which consists of 25 emerging markets countries. Multiple factors are used to identify the growth characteristics of the companies. Net dividends are reinvested.

Lipper Emerging Market Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Portfolio, although some funds in the Index may have somewhat different investment policies or objectives.

You cannot invest directly in an index.

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

October 31, 2006

Percentage of
Industry	Net Assets
Aerospace & Defense	0.6%
Airlines	1.3
Automotive	4.0
Banks	13.9
Beverages, Food & Tobacco	4.5
Building Materials	1.2
Chemicals	2.7
Computer Software & Processing	0.6
Computers & Information	2.2
Cosmetics & Personal Care	1.8
Electric Utilities	1.1
Electrical Equipment	2.6
Electronics	6.9
Financial Services	5.2
Food Retailers	1.0
Heavy Machinery	1.0
Home Construction, Furnishings & Appliances	4.2
Industrial Conglomerates	1.2
Insurance	1.7
Medical Supplies	1.1
Metals & Mining	3.1
Oil & Gas	14.1
Pharmaceuticals	3.0
Real Estate	2.8
Retailers	3.8
Telephone Systems	11.6
Transportation	3.7
Total Investments	100.9
Other Assets Less Liabilities	(0.9)*
Net Assets	100.0%

*          Breakout of other assets and liabilities may be found on page 18.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

October 31, 2006 (continued)

	Shares	Value (1)
Common Stocks - 94.0%
Brazil - 7.9%
Brazil Realty SA (Real Estate)	42,154	$858,237
Companhia de Bebidas das Americas - Preferred ADR (Beverages, Food & Tobacco)	19,500	851,370
Companhia Vale do Rio Doce - ADR (Metals & Mining)	33,550	853,512
Embraer Aircraft Corp. - ADR (Aerospace & Defense)	12,730	529,949
Gol - Linhas Aereas Inteligentes SA - ADR (Airlines)	22,400	697,760
Natura Cosmeticos SA (Cosmetics & Personal Care)	110,900	1,527,691
Petroleo Brasileiro SA - ADR (Oil & Gas)	16,359	1,452,024
		6,770,543
Chile - 1.6%
Banco Santander - ADR (Banks)	19,586	944,632
Lan Airlines SA - Sponsored ADR (Airlines)	10,500	453,075
		1,397,707
China - 8.0%
ASM Pacific Technology Ltd. (Heavy Machinery)	166,500	863,328
China Merchants Holdings International Co., Ltd. (Transportation)	281,000	821,086
China Mobile Ltd. - Sponsored ADR (Telephone Systems)	49,249	2,008,374
China Petroleum & Chemical Corp. - ADR (Oil & Gas)	18,320	1,270,858
China Resources Enterprise (Financial Services)	394,000	910,572
Datang International Power Generation Co., Ltd. (Electric Utilities)	1,158,000	980,849
		6,855,067
Colombia - 0.9%
BanColombia SA - Sponsored ADR (Banks)	26,090	797,571
Czech Republic - 1.0%
Zentiva BV (Pharmaceuticals)	15,200	868,052
Egypt - 3.2%
Orascom Construction Industries (Home Construction, Furnishings & Appliances)	15,660	1,365,001
Orascom Telecom Holding SAE - GDR (Telephone Systems)†	25,089	1,410,328
		2,775,329
Hong Kong - 0.4%
Wumart Stores, Inc.-Class H (Retailers)*	395,200	368,131
Hungary - 1.0%
Gedeon Richter Rt. (Pharmaceuticals)	4,029	844,229
India - 8.2%
Bajaj Auto Ltd. (Automotive)	25,820	1,575,291
Bharat Heavy Electricals (Electrical Equipment)	18,180	973,633
Bharti Tele-Ventures Ltd. (Telephone Systems)‡*	154,750	1,996,079

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

October 31, 2006 (continued)

	Shares	Value (1)
India (continued)
HDFC Bank Ltd. - ADR (Banks)	15,303	$1,059,885
ICICI Bank Ltd. (Banks)	84,360	1,457,430
		7,062,318
Indonesia - 2.7%
Perusahaan Gas Negara PT (Oil & Gas)	847,000	1,057,294
PT Telekomunikasi Indonesia - Sponsored ADR (Telephone Systems)	34,680	1,267,900
		2,325,194
Israel - 1.8%
Israel Chemicals Ltd. (Chemicals)	264,850	1,513,290
Malaysia - 0.9%
IOI Corp. Berhad (Chemicals)	169,100	795,614
Mexico - 8.4%
America Movil SA de CV, Series L - ADR (Telephone Systems)	48,000	2,057,760
Grupo Financiero Banorte SA de CV, Class O (Financial Services)	344,350	1,248,701
Grupo Modelo SA de CV Series C (Beverages, Food & Tobacco)	192,500	930,738
Urbi Desarrollos Urbanos SA de CV (Real Estate)*	513,400	1,566,231
Wal-Mart de Mexico SA de CV - ADR (Retailers)	40,365	1,402,837
		7,206,267
Philippines - 1.4%
Philippine Long Distance Telephone Co. - Sponsored ADR (Telephone Systems)	25,695	1,223,338
Poland - 1.8%
Bank Pekao SA (Banks)	14,090	950,075
Polski Koncern Naftowy Orlen SA (Oil & Gas)	37,620	595,341
		1,545,416
Russia - 8.7%
Lukoil - Sponsored ADR (Oil & Gas)	27,728	2,243,195
OAO Gazprom - Sponsored ADR, Reg S (Oil & Gas)	67,350	2,871,809
Pyaterochka Holding NV, GDR (Food Retailers)*	38,600	855,493
Sberbank of Russia (Banks)**	672	1,512,000
		7,482,497
South Africa - 11.5%
Aspen Pharmacare Holdings Ltd. (Medical Supplies)*	205,940	935,749
Bidvest Group Ltd. (Industrial Conglomerates)	63,057	1,043,818
Impala Platinum Holdings Ltd. (Metals & Mining)	10,203	1,799,433
Pretoria Portland Cement Co., Ltd. (Building Materials)	19,625	1,011,056
SABMiller plc (Beverages, Food & Tobacco)	69,200	1,345,791
Sasol Ltd. (Oil & Gas)	49,680	1,701,820
Standard Bank Group Ltd. (Banks)	36,070	423,280
Steinhoff International Holdings Ltd. (Home Construction, Furnishings & Appliances)	490,767	1,597,903
		9,858,850

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

October 31, 2006 (continued)

	Shares	Value (1)
South Korea - 13.8%
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (Transportation)	33,300	$1,070,159
Hankook Tire Co., Ltd. (Automotive)	62,600	898,682
Hynix Semiconductor, Inc. (Electronics)*	30,350	1,100,249
Hyundai Mobis (Automotive)	9,770	953,420
Kookmin Bank - ADR (Banks)	15,813	1,254,919
Samsung Electronics Co., Ltd., GDR, Reg S (Electronics)	3,001	717,155
Samsung Electronics Co., Ltd., GDR, Reg S (Electronics)	8,910	2,883,942
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	9,720	1,500,904
Shinsegae Co., Ltd. (Retailers)	2,580	1,486,201
		11,865,631
Taiwan - 5.7%
Advantech Co., Ltd. (Computer Software & Processing)	199,778	556,183
Delta Electronics (Electrical Equipment)	445,600	1,257,792
Hon Hai Precision Industry Co., Ltd. (Computers & Information)	292,400	1,882,966
Taiwan Semiconductor Manufacturing Co. (Electronics)	677,555	1,238,963
		4,935,904
Thailand - 1.3%
Siam Commercial Bank-Alien (Banks)	605,570	1,072,901
Turkey - 2.8%
Anadolu Efes Biracilik Ve Malt Sanayii AS (Beverages, Food & Tobacco)	25,838	707,547
Arcelik AS (Home Construction, Furnishings & Appliances)	104,564	669,495
Turkiye Is Bankasi (Banks)	154,858	1,000,474
		2,377,516
United Kingdom - 1.0%
Hikma Pharmaceuticals plc (Pharmaceuticals)	109,680	840,698
Total Common Stocks (Cost $72,687,443)		80,782,063
Preferred Stocks - 4.2%
Brazil - 3.1%
All America Latina Logistica SA (Transportation)	143,300	$1,251,324
Banco Itau Holding Financeria SA - ADR (Banks)	43,454	1,442,672
		2,693,996
Russia - 1.1%
Transneft (Oil & Gas)**	429	905,190
Total Preferred Stocks (Cost $2,854,371)		3,599,186
Short Term Investments - 0.0%	Face Amount
Federal Home Loan Bank, 5.145%, due 01/03/07††	$7,938	$7,938
Federal Home Loan Bank, 5.15%, due 12/27/06††	9,413	9,413
Total Short Term Investments (Cost $17,351)		17,351

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of Net Assets

October 31, 2006 (continued)

	Face Amount	Value (1)
Repurchase Agreements - 2.7%
Morgan Stanley Repurchase Agreement, 5.303%, due 11/01/06 in the amount of $290,577; issued 10/31/06 (collateralized by $291,782 par of FHLB, 0.00% due 11/15/06-01/19/07, with an aggregate market value of $290,610)††	$284,880	$284,880
Investors Bank & Trust Repurchase Agreement, 3.60%, due 11/01/06 in the amount of $2,013,753; issued 10/31/06 (collateralized by $1,973,569 par of SBA #505727, 9.375%, due 10/25/14 with a market value of $2,114,229)	2,013,552	2,013,552
Total Repurchase Agreements (Cost $2,298,432)		2,298,432
Total Investments - 100.9% (Cost $77,857,597)		$86,697,032

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Statement of  Net Assets

October 31, 2006 (continued)

Value (1)
Liabilities, Net of Other Assets - (0.9)%
Dividends and interest receivable	$80,404
Foreign currency (cost $70,983)	76,904
Tax reclaim receivable	1,134
Collateral for securities loaned	(302,231)
Payable to investment advisor	(60,052)
Payable for securities purchased	(490,454)
Other liabilities	(72,753)
(767,048)
Net Assets - 100%
Applicable to 6,401,319 outstanding $.001 par value shares (authorized 500,000,000 shares)	$85,929,984
Net Asset Value, Offering and Redemption Price Per Share	$13.42
Components of Net Assets as of October 31, 2006 were as follows:
Paid-in capital	$77,783,865
Accumulated undistributed net investment income	127,190
Accumulated undistributed net realized gain on investments and foreign currency-related transactions	(803,633)
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies (Note 4)	8,822,562
$85,929,984

Summary of Abbreviations

ADR                       American Depository Receipt

FHLB                  Federal Home Loan Bank

GDR                      Global Depositary Receipt

Reg S                    Security sold outside United States without registration under the Securities Act of 1933

SBA                           Small Business Administration

(1)                                   See Note 2 to Financial Statements

‡                                             Security valued at fair value as determined in good faith by or under the direction of the Board of Directors.

*                                             Non-income producing security.

**                                       Illiquid security.

†                                             All or a portion of this security was out on loan at October 31, 2006; the value of the securities loaned amounted to $287,456. The value of collateral amounted to $302,231 which consisted of cash equivalents.

††                                       Represents investments of security lending collateral.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio — Overview

(unaudited)

October 31, 2006

	Returns for the Year Ended October 31, 2006
				Average Annualized
	Cumulative Total Returns			Total Return
FUND NAME	Last 12 Months	5 YR	Inception	5 YR	Inception
Global Equity Portfolio (Inception date 12/1/96)	21.08%	65.37%	96.40%	10.58%	7.04%
MSCI All Country World (Net dividend)	22.18%	65.37%	100.88%	11.22%	7.29%
Lipper Global Fund Index	20.75%	66.77%	110.09%	10.77%	7.77%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by visiting the website at www.hardingloevner.com.

Investment return reflects voluntary fee waivers in effect. Absence such waivers, total return would be reduced. The performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

Harding, Loevner Funds, Inc.

Global Equity Portfolio — Overview

October 31, 2006

The Harding, Loevner Funds, Inc. Global Equity Portfolio Institutional Class returned 21.08% for the fiscal year ending October 31, 2006, as compared to 22.18% for its benchmark, the MSCI All Country World Index, and 18.17% for the benchmark’s growth component, the MSCI All Country World Growth Index. The relative weakness of the US Dollar against most currencies, save the Japanese Yen, was a tail wind for US investors as the MSCI All Country World Index returned 19.84% as measured in local currencies.

Consistent with its investment objectives and policies, the Portfolio was invested primarily in the securities of global companies that exhibited the fundamental characteristics of growth, financial strength, management quality and durable competitive advantage.

When measured against the benchmark and viewed by industrial sector, individual stock selection was net positive for the Portfolio for the fiscal year, although allocation by sector weights almost equally detracted from relative returns. The returns got a boost from Japan’s Sumitomo Realty and Development in the Financials sector and cellular operators China Mobile and Mexico’s América Móvil in the Telecom Services sector. Resources-related stocks of British global miner Rio Tinto and oil field services company Schlumberger were also large contributors.

Stock selection in the Information Technology and Industrials sectors was less successful, due notably to the underperformance of US tech firms Analog Devices and Qualcomm along with Japanese robot maker Fanuc and industrial automation systems developer Yokogawa Electric. Also detracting from returns were small weights in sectors that performed well, such as Financials, Utilities and Health Care. When measured by country, attribution of returns gave a somewhat different picture, however, as the Portfolio’s continuing overweight to the emerging markets and past underweight to the US, compared to the benchmark, were especially important determinants of relative performance, outweighing a mixed story of stock selection.

Past performance does not guarantee future results.

The Portfolio invests in foreign securities, which will involve greater volatility and political, economic and currency risks and differences in accounting methods. It also invests in emerging markets, which involve unique risks, such as exposure to economies less diverse and mature than the US or other more established foreign markets. Economic and political instability may cause larger price changes in emerging markets securities than other foreign securities.

All holdings are subject to review and adjustment in accordance with the Portfolio’s investment strategy and may vary in the future, and should not be considered recommendations to buy or sell any security. The Portfolio is actively managed; therefore holdings may not be current.

MSCI All Country World Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. The Index consists of 48 developed and emerging markets countries. Net dividends are reinvested.

MSCI All Country World Growth Index is a subset of the MSCI All Country World Index, which consists of 48 developed and emerging markets countries. Multiple factors are used to identify the growth characteristics of the companies. Net dividends are reinvested

Lipper Global Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Portfolio, although some funds in the Index may have somewhat different investment policies or objectives. This Portfolio invests at least 25% of its total assets in securities traded outside the US and may own US securities.

You cannot invest directly in an index.

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

October 31, 2006

Industry	Percentage of Net Assets
Banks	6.2%
Beverages, Food & Tobacco	4.2
Chemicals	5.9
Commercial Services & Supplies	2.2
Communications	1.4
Computer Software & Processing	2.5
Computers & Information	3.0
Cosmetics & Personal Care	4.5
Diversified Metal Producers	2.9
Electrical Equipment	4.8
Electronics	10.5
Financial Services	6.2
Heavy Machinery	2.3
Insurance	3.8
Media	2.6
Medical Supplies	4.5
Miscellaneous Printing & Publishing	1.4
Oil & Gas	10.1
Pharmaceuticals	7.5
Real Estate	3.4
Retailers	3.2
Telephone Systems	5.2
Transportation	2.0
Wholesalers	2.6
Total Investments	102.9
Other Assets Less Liabilities	(2.9)*
Net Assets	100.0%

*          Breakout of other assets and liabilities may be found on page 25.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

October 31, 2006 (continued)

	Shares	Value (1)
Common Stocks - 99.0%
Australia - 2.9%
Rio Tinto Ltd. (Diversified Metal Producers)	14,960	$902,195
Austria - 1.1%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	4,900	332,985
Canada - 2.3%
EnCana Corp. (Oil & Gas)	15,000	712,350
China - 4.9%
China Merchants Holdings International Co., Ltd. (Transportation)	208,000	607,779
China Mobile Ltd. - Sponsored ADR (Telephone Systems)	22,400	913,472
		1,521,251
Egypt - 0.9%
Orascom Telecom Holding SAE - GDR (Telephone Systems)	4,850	272,633
France - 9.1%
Air Liquide (Chemicals)	1,905	405,002
Dassault Systemes SA (Computer Software & Processing)	7,500	408,299
L’Oreal SA (Cosmetics & Personal Care)	6,920	671,724
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	3,314	345,095
Schlumberger Ltd. (Oil & Gas)	15,800	996,664
		2,826,784
Germany - 2.2%
Qiagen NV (Commercial Services & Supplies)*†	43,900	692,696
Hong Kong - 2.6%
Li & Fung Ltd. (Wholesalers)	305,800	804,441
Japan - 11.6%
Fanuc Ltd. (Electronics)	3,100	268,832
Hirose Electronics Co., Ltd. (Electronics)	2,400	318,045
JSR Corp. (Chemicals)	28,800	718,907
Keyence Corp. (Electronics)	2,860	632,564
Nomura Holdings Inc. (Financial Services)	17,600	310,780
Sumitomo Realty & Development Co., Ltd. (Real Estate)	32,000	1,055,125
Yokogawa Electric Corp. (Electronics)	23,000	315,375
		3,619,628
Mexico - 1.4%
America Movil SA de CV, Series L - ADR (Telephone Systems)	10,300	441,561
South Africa - 1.4%
Sasol Ltd. (Oil & Gas)	12,440	426,140

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

October 31, 2006 (continued)

South Korea - 2.0%
Kookmin Bank - ADR (Banks)	3,900	$309,504
Samsung Electronics Co., Ltd., GDR, Reg S (Electronics)	940	304,254
		613,758
Spain - 1.3%
Bankinter SA (Financial Services)	5,400	410,654
Switzerland - 7.8%
Alcon Inc. (Medical Supplies)	3,900	413,712
Nestle SA - ADR (Beverages, Food & Tobacco)	6,820	582,567
Novartis AG - Registered (Pharmaceuticals)	6,920	419,819
Roche Holding AG - Genusschein (Pharmaceuticals)	2,100	367,009
Swiss Re - Registered (Insurance)	4,700	384,585
Synthes Inc. (Medical Supplies)	2,400	271,872
		2,439,564
United Kingdom - 3.8%
Pearson plc (Miscellaneous Printing & Publishing)	28,800	424,602
Standard Chartered plc (Banks)	27,700	778,545
		1,203,147
United States - 43.7%
3M Co. (Computers & Information)	11,780	928,735
Abbott Laboratories (Pharmaceuticals)	13,100	622,381
Air Products & Chemicals Inc. (Chemicals)	4,500	313,515
American International Group (Insurance)	12,100	812,757
Analog Devices (Electronics)	17,400	553,668
Automatic Data Processing Inc. (Computer Software & Processing)	7,720	381,676
Caterpillar Inc. (Heavy Machinery)	12,000	728,520
Cisco Systems Inc. (Electronics)*	36,700	885,571
Colgate-Palmolive Co. (Cosmetics & Personal Care)	11,400	729,258
eBay Inc. (Retailers)*	11,400	366,282
Emerson Electric Co. (Electrical Equipment)	10,750	907,300
Exxon Mobil Corp. (Oil & Gas)	14,050	1,003,451
Genentech Inc. (Pharmaceuticals)*	3,600	299,880
General Electric Co. (Electrical Equipment)	16,400	575,804
Medco Health Solutions Inc. (Pharmaceuticals)*	11,439	611,986
Medtronic Inc. (Medical Supplies)	14,450	703,426
Praxair Inc. (Chemicals)	6,600	397,650
Qualcomm Inc. (Communications)	11,600	422,124
The Coca-Cola Company (Beverages, Food & Tobacco)	8,130	379,833
TJX Companies Inc. (Retailers)	10,700	309,765
Viacom Inc., Class B (Media)*	20,875	812,455

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

October 31, 2006 (continued)

United States (continued)
Walgreen Co. (Retailers)	7,250	$316,680
Wells Fargo & Co. (Banks)	14,400	522,576
		13,585,293
Total Common Stocks (Cost $21,301,632)		30,805,080
Short Term Investments - 0.2%	Face Amount
Federal Home Loan Bank, 5.145%, due 01/03/07††	$19,315	$19,315
Federal Home Loan Bank, 5.15%, due 12/27/06††	22,901	22,901
Total Short Term Investments (Cost $42,216)		42,216
Repurchase Agreements - 3.7%
Morgan Stanley Repurchase Agreement, 5.303%, due 11/01/06 in the amount of $706,971; issued 10/31/06 (collateralized by $709,903 par of FHLB, 0.00% due 11/15/06-01/19/07, with an aggregate market value of $707,051)††	$693,109	$693,109
Investors Bank & Trust Repurchase Agreement, 3.60%, due 11/01/06 in the amount of $460,302; issued 10/31/06 (collateralized by $476,027 par of FNMA #2002-93 FH, 5.82%, due 01/25/33 with a market value of $483,269)	460,256	460,256
Total Repurchase Agreements (Cost $1,153,365)		1,153,365
Total Investments - 102.9% (Cost $22,497,213)		$32,000,661

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of  Net Assets

October 31, 2006 (continued)

Value (1)
Liabilities, Net of Other Assets - (2.9)%
Receivable for securities sold	$188,456
Dividends and interest receivable	28,550
Receivable for fund shares sold	3,091
Tax reclaim receivable	2,738
Prepaid expenses	223
Collateral for securities loaned	(735,325)
Payable to investment advisor	(22,950)
Payable for securities purchased	(313,350)
Other liabilities	(46,470)
(895,037)
Net Assets - 100%
Institutional Class
Applicable to 1,293,972 outstanding $.001 par value shares (authorized 250,000,000 shares)	$31,105,624
Net Asset Value, Offering Price and Redemption Price Per Share	$24.04
Components of Net Assets as of October 31, 2006 were as follows:
Paid-in capital	$19,226,677
Accumulated undistributed net investment income	99,008
Accumulated undistributed net realized gain on investments and foreign currency-related transactions	2,276,501
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies (Note 4)	9,503,438
$31,105,624

Summary of Abbreviations

ADR                       American Depository Receipt

FHLB                  Federal Home Loan Bank

FNMA               Federal National Mortgage Association

GDR                      Global Depositary Receipt

(1)                                   See Note 2 to Financial Statements

*                                             Non-income producing security.

†                                             All or a portion of this security was out on loan at October 31, 2006; the value of the securities loaned amounted to $696,351. The value of collateral amounted to $735,325 which consisted of cash equivalents.

††                                       Represents investments of security lending collateral.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Operations

Year Ended October 31, 2006

		Institutional
	International Equity	Emerging Markets	Global Equity
	Portfolio	Portfolio	Portfolio
Investment Income
Interest	$404,945	$53,385	$15,951
Dividends (net of foreign withholding taxes of $568,431, $68,829, and $17,435, respectively)	5,313,757	890,759	447,793
Securities lending income	183,003	7,293	2,778
Total investment income	5,901,705	951,437	466,522
Expenses
Investment advisory fees (Note 3)	2,616,672	545,784	288,564
Administration fees (Note 3)	235,485	28,414	25,571
Distribution fees, Investor Class	14,463	—	—
Custodian and accounting fees (Note 3)	289,449	136,945	62,382
Directors’ fees and expenses (Note 3)	21,708	2,782	1,621
Shareholder record keeping fees	73,106	29,467	30,973
Printing and postage fees	72,936	4,229	20,863
State registration filing fees	41,734	13,346	5,254
Professional fees	70,325	23,137	21,465
Other fees and expenses	93,952	4,313	3,820
Total expenses	3,529,830	788,417	460,513
Waiver of investment advisory fee (Note 3)	(26,471)	(220,801)	(99,808)
Net expenses	3,503,359	567,616	360,705
Net investment income	2,398,346	383,821	105,817
Realized and Unrealized Gain (Loss) (Note 4)
Net realized gain (loss) —
Investment transactions (net of foreign tax expense of $5,572, $26,803, and $21, respectively)	27,201,426	(827,215)	2,331,369
Foreign currency transactions	(583,831)	(181,934)	(6,729)
Net realized gain (loss)	26,617,595	(1,009,149)	2,324,640
Change in unrealized appreciation (depreciation) —
Investments	48,807,462	8,847,670	2,939,746
Translation of assets and liabilities denominated in foreign currencies	23,960	106	408
Net change in unrealized appreciation	48,831,422	8,847,776	2,940,154
Net realized and unrealized gain	75,449,017	7,838,627	5,264,794
Net Increase in Net Assets Resulting from Operations	$77,847,363	$8,222,448	$5,370,611

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statement of Changes in Net Assets

	International Equity Portfolio
	Year Ended October 31,	Year Ended October 31,
	2006	2005
Increase in Net Assets From Operations
Net investment income	$2,398,346	$2,475,986
Net realized gain on investments and foreign currency transactions	26,617,595	40,452,858
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	48,831,422	18,700,157
Net increase in net assets resulting from operations	77,847,363	61,629,001
Distributions to Shareholders from:
Net investment income
Investor Class (A)	(10,374)	—
Institutional Class	(1,514,373)	(1,432,687)
Net realized gain from investments and foreign currency-related transactions
Investor Class (A)	(1,829)	—
Institutional Class	(252,725)	—
Total distributions to shareholders	(1,779,301)	(1,432,687)
Transactions in Shares of Common Stock
Proceeds from sale of shares
Investor Class (A)	9,132,750	521,999
Institutional Class	49,366,216	11,311,197
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Investor Class (A)	10,881	—
Institutional Class	1,601,590	1,313,542
Cost of shares redeemed
Investor Class (A)	(703,793)	(14,714)
Institutional Class	(82,366,219)	(88,011,589)
Redemption fees
Investor Class (A)	1,097	—
Institutional Class	1,286	400
Net Decrease in Net Assets from Fund Share Transactions	(22,956,192)	(74,879,165)
Net Increase (Decrease) in Net Assets	53,111,870	(14,682,851)
Net Assets
At beginning of year	300,737,484	315,420,335
At end of year	$353,849,354	$300,737,484
Accumulated Undistributed Net Investment Income Included in Net Assets	$1,809,943	$1,524,829

(A)        Investor Class shares commenced operations on September 30, 2005.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statement of Changes in Net Assets (continued)

	Institutional Emerging Markets Portfolio
	Year Ended	Period Ended
	October 31,	October 31,
	2006	2005 (1)
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$383,821	$(390)
Net realized loss on investments and foreign currency transactions	(1,009,149)	(12,721)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	8,847,776	(25,214)
Net increase (decrease) in net assets resulting from operations	8,222,448	(38,325)
Distributions to Shareholders from:
Net investment income	(47,807)	—
Total distributions to shareholders	(47,807)	—
Transactions in Shares of Common Stock
Proceeds from sale of shares (includes subscription in-kind of $5,371,207)	72,745,861	5,000,000
Net Asset Value of shares issued to shareholders upon reinvestment of dividends	47,807	—
Net Increase in Net Assets from Fund Share Transactions	72,793,668	5,000,000
Net Increase in Net Assets	80,968,309	4,961,675
Net Assets
At beginning of period	4,961,675	—
At end of period	$85,929,984	$4,961,675
Accumulated Undistributed Net Investment Income (Loss) Included in Net Assets	$127,190	$(87)

(1)           For the period from October 17, 2005 (commencement of operations) through October 31, 2005.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statement of Changes in Net Assets (continued)

	Global Equity Portfolio
	Year Ended	Year Ended
	October 31,	October 31,
	2006	2005
Increase in Net Assets From Operations
Net investment income	$105,817	$116,101
Net realized gain on investments and foreign currency transactions	2,324,640	2,236,926
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	2,940,154	2,094,155
Net increase in net assets resulting from operations	5,370,611	4,447,182
Distributions to Shareholders from:
Net investment income
Institutional Class	(76,411)	(33,956)
Net realized gain from investments and foreign currency-related transactions
Institutional Class	(601,908)	—
Total distributions to shareholders	(678,319)	(33,956)
Transactions in Shares of Common Stock
Proceeds from sale of shares
Institutional Class	621,542	846,308
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Institutional Class	641,785	20,550
Cost of shares redeemed
Institutional Class	(167,212)	(5,732,623)
Net Increase (Decrease) in Net Assets from Fund Share Transactions	1,096,115	(4,865,765)
Net Increase (Decrease) in Net Assets	5,788,407	(452,539)
Net Assets
At beginning of year	25,317,217	25,769,756
At end of year	$31,105,624	$25,317,217
Accumulated Undistributed Net Investment Income Included in Net Assets	$99,008	$76,351

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights

	International Equity Portfolio - Institutional Class
	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	Oct. 31, 2006	Oct. 31, 2005	Oct. 31, 2004	Oct. 31, 2003	Oct. 31, 2002
Per Share Data
Net Asset Value, Beginning of Year	$14.90	$12.41	$11.30	$9.58	$10.55
Increase (Decrease) in Net Assets from Operations
Net investment income	0.12 (1)	0.13	0.11	0.11	0.07
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	3.75	2.42	1.07	1.65	(1.01)
Net increase (decrease) from investment operations	3.87	2.55	1.18	1.76	(0.94)
Distributions to Shareholders from:
Net investment income	(0.08)	(0.06)	(0.07)	(0.04)	(0.03)
Net realized gain from investments and foreign currency-related transactions	(0.01)	—	—	—	—
Total distributions	(0.09)	(0.06)	(0.07)	(0.04)	(0.03)
Net Asset Value, End of Year	$18.68	$14.90	$12.41	$11.30	$9.58
Total Return	26.06%	20.58%	10.46%	18.49%	(8.92)%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$343,965	$300,227	$315,420	$350,020	$289,000
Net expenses to average net assets	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income to average net assets	0.69%	0.77%	0.81%	1.10%	0.70%
Decrease reflected in above expense ratios due to expense reductions	0.01%	0.05%	0.09%	0.06%	0.06%
Portfolio turnover rate	35%	38%	37%	58%	45%

(1)           Computed using average shares outstanding throughout the year.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

	Institutional Emerging Markets Portfolio
	For the Year	For the Period
	Ended	Ended
	Oct. 31, 2006	Oct. 31, 2005 (1)
Per Share Data
Net Asset Value, Beginning of Period	$9.92	$10.00
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	0.07	(0.00	)*
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	3.45	(0.08)
Net increase (decrease) from investment operations	3.52	(0.08)
Distributions to Shareholders from:
Net investment income	(0.02)	—
Total distributions	(0.02)	—
Net Asset Value, End of Period	$13.42	$9.92
Total Return	35.38%	(0.70	)%(B)
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$85,930	$4,962
Net expenses to average net assets	1.30%	1.30	%(A)
Net investment income (loss) to average net assets	0.88%	(0.19	)%(A)
Decrease reflected in above expense ratios due to expense reductions	0.51%	20.02	%(A)
Portfolio turnover rate	38%	1	%(B)

(1)           For the period from October 17, 2005 (commencement of operations) through October 31, 2005.

*                     Rounds to less than $0.01.

(A)        Annualized.

(B)         Not Annualized.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

	Global Equity Portfolio - Institutional Class
	For the Year Ended Oct. 31, 2006	For the Year Ended Oct. 31, 2005	For the Year Ended Oct. 31, 2004	For the Year Ended Oct. 31, 2003	For the Year Ended Oct. 31, 2002
Per Share Data
Net Asset Value, Beginning of Year	$20.36	$17.17	$16.45	$13.28	$15.08
Increase (Decrease) in Net Assets from Operations
Net investment income	0.08	0.09	0.05	0.09	0.05
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	4.14	3.12	0.74	3.11	(1.79)
Net increase (decrease) from investment operations	4.22	3.21	0.79	3.20	(1.74)
Distributions to Shareholders from:
Net investment income	(0.06)	(0.02)	(0.07)	(0.03)	(0.00)*
Net realized gain from investments and foreign currency-related transactions	(0.48)	—	—	—	(0.06)
Total distributions	(0.54)	(0.02)	(0.07)	(0.03)	(0.06)
Net Asset Value, End of Year	$24.04	$20.36	$17.17	$16.45	$13.28
Total Return	21.08%	18.72%	4.78%	24.19%	(11.59)%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$31,106	$25,317	$25,770	$26,568	$19,732
Net expenses to average net assets	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income to average net assets	0.37%	0.44%	0.27%	0.70%	0.38%
Decrease reflected in above expense ratios due to expense reductions	0.35%	0.36%	0.18%	0.12%	0.19%
Portfolio turnover rate	27%	35%	29%	68%	55%

*          Rounds to less than $0.01.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2006

1. Organization

Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940 (“the 1940 Act”), as amended, as an open-end diversified management investment company. The Fund currently has four Portfolios (individually, “Portfolio”), all of which were active as of October 31, 2006: International Equity Portfolio (“International Equity”); Emerging Markets Portfolio (“Emerging Markets”); Institutional Emerging Markets Portfolio (“Institutional Emerging Markets”); and Global Equity Portfolio (“Global Equity”). The International Equity, Institutional Emerging Markets and Global Equity (collectively, “Portfolios”) are presented hereinafter. The investment objective of each Portfolio is as follows: International Equity—to seek long-term capital appreciation through investments in equity securities of companies based outside the United States; Institutional Emerging Markets—to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets; Global Equity—to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States.

International Equity commenced operations on October 31, 1996 after acquiring the net assets of Harding, Loevner Management, L.P.’s AMT Capital Fund, Inc. Effective August 5, 2005, International Equity launched the Investor Class shares and converted existing shareholders to the Institutional Class. Investor Class of International Equity commenced operations on September 30, 2005. Institutional Emerging Markets commenced operations on October 17, 2005. Global Equity commenced operations on December 1, 1996 following the acquisition of net assets of Harding, Loevner Management, L.P.’s Global Equity L.P., a limited partnership, in a tax-free reorganization. Effective August 5, 2005, Global Equity launched the Investor Class shares and converted existing shareholders to the Institutional Class. Investor Class of Global Equity has not yet commenced operations.

The Fund is managed by Harding, Loevner Management, L.P. (the “Investment Advisor”).

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies. The following is a summary of the Fund’s significant accounting policies:

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation

The Board of Directors (the “Board”) of the Fund has adopted procedures (“Procedures”) to govern the valuation of the securities held by each portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not readily available.

All investments in the Portfolios are valued daily at their market prices, which results in unrealized gains or losses. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which no sales are reported are valued at the latest bid price obtained from a quotation reporting system or from established market makers. Repurchase agreements are valued at their amortized cost plus accrued interest. Securities for which market quotations are not readily available are fair valued by the Board or its delegate in accordance with the Procedures, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2006

2. Summary of Significant Accounting Policies (continued)

by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. If a significant event occurs after the close of trading but before the calculation of the Portfolio’s net asset value and such significant event has a material impact on the Portfolio’s net asset value per share (i.e. more than $0.01 per share), then the security may be fair valued in accordance with the Procedures. As of October 31, 2006, there was one security in the Portfolios which required valuation by the Board or its delegate. The Fund has implemented additional fair value pricing on a daily basis for all foreign equity securities held by the Portfolios. The fair value pricing utilizes quantitative models developed by an independent pricing service unless the Fund determines that use of another additional fair valuation methodology is appropriate.

Securities

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios accrete discount or amortize premium using the effective interest method on a daily basis as adjustments to interest income and the cost of investments. The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Income Tax

It is the policy of each Portfolio of the Fund to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

Expenses

Expenses directly attributed to a specific Portfolio are charged to that Portfolio’s operations; expenses not directly attributable to a specific Portfolio are allocated among all the Portfolios of the Fund either equitably or based on their average daily net assets.

Dividends to Shareholders

It is the policy of the Portfolios to declare dividends from net investment income annually. Net short-term and long-term capital gains distributions for the Portfolios, if any, normally are distributed on an annual basis.

Dividends from net investment income and distributions from net realized gains from investment transactions have been determined in accordance with income tax regulations and may differ from net investment income and realized gains recorded by the Portfolios for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. In general, to the extent that any differences which are permanent in nature result in over distributions to shareholders, the amount of the over distribution is reclassified within the capital accounts based on its federal tax basis treatment and may be reported as return of capital. Temporary differences do not require reclassification.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2006

2. Summary of Significant Accounting Policies (continued)

amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

Security Lending

Each Portfolio is authorized to lend securities from its investment portfolio to banks, brokers and other financial institutions if it receives collateral in cash, U.S. Government securities or other liquid investments which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The loans will be terminable at any time by the Fund and the relevant Portfolio will then receive the loaned securities within five days. During the period of such a loan, the Portfolio receives an agreed upon portion of the income on the loaned securities and/or a loan fee and may thereby increase its total return. A Portfolio continues to receive interest or dividends on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is collateralized with securities rather than cash. However, the Portfolio normally pays lending fees and related expenses from the interest or dividends earned on invested collateral. Although the fund is indemnified by IBT, which acts as the lending agent, should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. However, loans are made only to borrowers which are approved by the Board and are deemed by the Investment Advisor to be of good financial standing. The Portfolio may invest cash collateral it receives in connection with a loan of securities in securities of the U.S. Government and its agencies and other high quality short-term debt instruments. For purposes of complying with the Portfolios’ investment policies and restrictions, collateral received in connection with securities loans will not be deemed an asset of the Portfolio unless otherwise required by law. Net amounts earned from security lending activities are disclosed on the Statement of Operations. Amounts loaned and held as collateral are disclosed on the Statement of Net Assets.

3. Significant Agreements and Transactions with Affiliates

The Board has approved investment advisory agreements (the “Agreements”) with the Investment Advisor. The advisory fees are computed daily at an annual rate of 0.75%, 1.25%, and 1.00% of the average daily net assets of International Equity, Institutional Emerging Markets and Global Equity.

The Investment Advisor has voluntarily agreed to reduce its fee to the extent that aggregate expenses (exclusive of brokerage commissions, other investment expenses, interest on borrowings, taxes and extraordinary expenses) exceed an annual rate of 1.00%, 1.30% and 1.25%, respectively, of the average daily net assets of International Equity, Institutional Emerging Markets, and Global Equity. For the year ended October 31, 2006, the Investment Advisor voluntarily waived $26,471, $220,801 and $99,808, respectively, of the International Equity, Institutional Emerging Markets, and Global Equity in investment advisory fees from the Portfolios

In addition, the Fund has an administration agreement with Investors Bank & Trust Company (“IBT”), which provides certain accounting, clerical and bookkeeping services, corporate secretarial services, assistance in the preparation and filing of tax returns and reports to shareholders and the SEC, transfer agency services, chief compliance officer services, and the service of some IBT employees as officers serving the board of directors. Under this agreement, the International Equity, Institutional Emerging Markets and Global Equity incurred $620,731, $197,121, and $120,766, respectively for the year ended October 31, 2006.

IBT serves as transfer agent, dividend disbursing agent and agent in connection with any accumulation, open-account or similar plans provided to the shareholders of the Portfolios.

The Fund has agreements with various financial intermediaries and “mutual fund supermarkets”, under which customers of these intermediaries may purchase and hold Funds’ shares. These intermediaries assess fees in consideration for providing certain distribution, account maintenance, record keeping and transactional services. In recognition of the savings of expenses to the Fund arising from the intermediaries’ assumption of functions that the Fund would otherwise perform, such as providing sub-accounting and related shareholder services, each Portfolio is authorized to pay to each intermediary up to 0.15% of its average daily net assets attributable to that intermediary (subject to the voluntary expense cap). The balance of the intermediaries’ fees is paid by the Investment Advisor. Because of voluntary caps on the Portfolio’s fees and expenses, the Investment Advisor paid all or a portion of the Portfolio’s share of these fees during the year ended October 31, 2006.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2006

4. Investment Transactions

Cost of purchases and proceeds from sales of investment securities, other than short-term investments, for the year ended October 31, 2006, were as follows for each Portfolio:

	Purchase Cost of	Proceeds from Sales of
Portfolio	Investment Securities	Investment Securities
International Equity	$118,573,898	$143,149,719
Institutional Emerging Markets	87,847,397	16,439,155
Global Equity	8,283,298	7,852,547

The cost of investments for federal income tax purposes and the components of net unrealized appreciation on investments at October 31, 2006, for each of the Portfolios were as follows:

	Unrealized	Unrealized
Portfolio	Appreciation	Depreciation	Net	Cost
International Equity	$130,813,771	$989,657	$129,824,114	$240,458,095
Institutional Emerging Markets	9,316,124	654,119	8,662,005	78,035,027
Global Equity	9,807,169	349,465	9,457,704	22,542,957

The unrealized depreciation on foreign currency for International Equity, Institutional Emerging Markets and Global Equity was $(1,371), $(32) and $(10), respectively, for the year and period ended October 31, 2006.

During the year ended October 31, 2005, the tax character of distributions paid from ordinary income was $1,432,687 and $33,956 respectively for International Equity and Global Equity.

During the year ended October 31, 2006, the tax character of distributions paid from ordinary income was $1,524,829, $47,807, $76,409 for International Equity, Institutional Emerging Markets and Global Equity, respectively. The tax character of distributions paid from Long Term Capital Gains was $254,472 and $601,910 for International Equity and Global Equity, respectively.

As of the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Accumulated	Unrealized	Total
	Ordinary	Long-Term	Capital and	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Other Losses	(Depreciation)*	Earnings/(Deficit)
International Equity	$3,907,926	$23,310,456	$—	$129,822,743	$157,041,125
Institutional Emerging Markets	133,190	—	(626,203)	8,639,132	8,146,119
Global Equity	99,008	2,322,245	—	9,457,694	11,878,947

*          The difference between book basis and tax basis net unrealized appreciation of investment is attributable primarily to the tax deferral of losses on certain sales of securities.

At October 31, 2006, Institutional Emerging Markets Portfolio, for federal income tax purposes, had a capital loss carryover of $2,440 and $623,763, which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Portfolio of any liability for federal income or excise tax. Such capital loss carryovers will expire on October 31, 2013 and October 31, 2014.

Institutional Emerging Markets did not utilize any amount of capital loss carryover in the current period to offset net realized capital gain for federal tax purposes.

At October 31, 2006, International Equity and Global Equity had no capital loss carryover.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2006

4. Investment Transactions (continued)

Primarily as a result of differing book/tax treatment of foreign currency transactions and foreign capital gain tax expenses, the Fund made reclassifications among certain capital accounts. In addition, the International Equity utilized equalization during the period. The reclassifications have no impact on the net assets of the Fund. As of October 31, 2006, the following reclassifications were made to the Statement of Net Assets.

		Accumulated Undistributed
		Net Realized Gain/Loss on	Accumulated
		Investments & Foreign	Undistributed
		Currency Related	Net Investment
Portfolio	Paid-in Capital	Transactions	Income
International Equity	$2,139,983	$(1,550,498)	$(589,485)
Institutional Emerging Markets	—	208,737	(208,737)
Global Equity	—	6,749	(6,749)

5. Foreign Exchange Contracts

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolios. The Portfolios are also exposed to credit risk associated with counterparty nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The Portfolios held no open forward foreign currency exchange contracts on October 31, 2006.

6. Capital Share Transactions

Transactions in capital stock for International Equity Investor Class were as follows for the periods indicated:

	Year Ended		Period Ended
	October 31, 2006		October 31, 2005 (A)
	Shares	Amount	Shares	Amount
Shares sold	535,963	$9,132,750	35,213	$521,999
Shares issued upon reinvestment of dividends	671	10,881	—	—
	536,634	9,143,631	35,213	521,999
Shares redeemed	(40,793)	(703,793)	(1,003)	(14,714)
Net increase	495,841	$8,439,838	34,210	$507,285

(A)        Investor Class shares commenced operations on September 30, 2005.

Transactions in capital stock for International Equity Institutional Class were as follows for the periods indicated:

	Year Ended		Year Ended
	October 31, 2006		October 31, 2005
	Shares	Amount	Shares	Amount
Shares sold	2,853,706	$49,366,216	803,180	$11,311,197
Shares issued upon reinvestment of dividends	98,724	1,601,590	98,172	1,313,542
	2,952,430	50,967,806	901,352	12,624,739
Shares redeemed	(4,686,560)	(82,366,219)	(6,174,345)	(88,011,589)
Net decrease	(1,734,130)	$(31,398,413)	(5,272,993)	$(75,386,850)

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2006

6. Capital Share Transactions (continued)

Transactions in capital stock for Institutional Emerging Markets were as follows for the periods indicated:

	Year Ended		Period Ended
	October 31, 2006		October 31, 2005 (A)
	Shares	Amount	Shares	Amount
Shares sold	5,897,077	$72,745,861	500,000	$5,000,000
Shares issued upon reinvestment of dividends	4,242	47,807	—	—
	5,901,319	72,793,668	500,000	5,000,000
Shares redeemed	—	—	—	—
Net increase	5,901,319	$72,793,668	500,000	$5,000,000

(A)        The portfolio commenced operations on October 17, 2005.

Transactions in capital stock for Global Equity Institutional Class were as follows for the periods indicated:

	Year Ended		Year Ended
	October 31, 2006		October 31, 2005
	Shares	Amount	Shares	Amount
Shares sold	27,790	$621,542	46,031	$846,308
Shares issued upon reinvestment of dividends	30,099	641,785	1,111	20,550
	57,889	1,263,327	47,142	866,858
Shares redeemed	(7,657)	(167,212)	(304,635)	(5,732,623)
Net increase (decrease)	50,232	$1,096,115	(257,493)	$(4,865,765)

Redemptions made within 90 days of purchase maybe subject to a redemption fee equal to 2% of the amount redeemed. For the year ended October 31, 2006, International Equity - Institutional Class received $1,286 in redemption fees related to transactions in shares of common stock as disclosed in the Portfolios’ Statements of Changes in Net Assets.

7. In-Kind Transaction

During the year ended October 31, 2006, the Institutional Emerging Markets Portfolio issued 515,966 shares of beneficial interest in exchange for investor assets valued at $5,371,207, with the Emerging Markets Portfolio.

8. Concentration of Ownership

At October 31, 2006, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for each Portfolio or for the share classes listed of each Portfolio was as follows:

	No. of	%
	Shareholders	Ownership
International Equity Portfolio, Institutional Class	2	36	%*
Institutional Emerging Markets Portfolio	4	60	%**
Global Equity Portfolio, Institutional Class	4	73	%**

*          Represents percentage ownership of Institutional Class only; these two shareholders owned approximately 35% of the portfolio’s net assets as a whole.

**    Represents omnibus position of broker-dealer representing numerous shareholder accounts.

Investment activities of these shareholders may have a material effect on the Portfolios.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2006

9. Repurchase Agreements

Each Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell such securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date.

Each Portfolio may engage in repurchase transactions with parties selected on the basis of such party’s creditworthiness. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

10. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which International Equity, Institutional Emerging Markets and Global Equity are authorized to invest.

11. Line of Credit

The Fund participates in a $50 million line of credit agreement with IBT. Borrowings will be made solely to facilitate the handling of redemptions or unusual or unanticipated short-term cash requirements. Because several Portfolios participate there is no assurance that an individual Portfolio will have access to the entire $50 million at any particular time. Borrowings for International Equity and Global Equity are limited to the lesser of the remaining available credit or 25% of net assets. Borrowings for Institutional Emerging Markets are limited to the lesser of the remaining available credit or 15% of net assets. Interest is charged to each portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a commitment fee computed at an annual rate of 0.10% on the line of credit is allocated among the Portfolios. During the year ended October 31, 2006, Institutional Emerging Markets had borrowings on three days, the maximum balance being $0.8 million.

12. Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109”. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2006, the Fund does not believe the adoption of SFAS No. 157 will significantly impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Harding, Loevner Funds, Inc.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders
Harding, Loevner Funds, Inc.

We have audited the accompanying statements of net assets of the Harding, Loevner Funds, Inc. (comprising, the International Equity Portfolio, Institutional Emerging Markets Portfolio, and Global Equity Portfolio), (collectively the “Portfolios”) as of October 31, 2006, and the related statements of operations, statements of changes in net assets and the financial highlights for the year ended October 31, 2006. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets and the financial highlights of the Portfolios for the years or periods ended October 31, 2005 and prior were audited by other auditors. Those auditors expressed unqualified opinions on those financial statements and financial highlights in their report dated December 6, 2005.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Portfolios of the Harding, Loevner Funds, Inc. as of October 31, 2006, the results of their operations, changes in their net assets, and their financial highlights for the year ended October 31, 2006, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
December 21, 2006

Harding, Loevner Funds, Inc.

Supplemental Tax Information

(unaudited)

The Global Equity Portfolio has designated 100% of distributions from net investment income as qualifying for the dividend received deduction for corporations.

International Equity, Institutional Emerging Markets and Global Equity paid qualifying foreign taxes of $537,041, $68,237 and $17,435, and earned $5,882,188, $959,588 and $292,193 foreign source income during the year ended October 31, 2006, respectively. Pursuant to Section 853 of the Internal Revenue Code, International Equity, Institutional Emerging Markets and Global Equity designated $0.0284, $0.0107, and $0.0135 per share as foreign taxes paid and $0.3106, $0.1499 and $0.2258 per share as income earned from foreign sources for the year ended October 31, 2006, respectively.

International Equity, Institutional Emerging Markets and Global Equity had qualifying dividend income of $3,883,256, $249,234, and $116,501 during the year ended October 31, 2006, respectively.

Pursuant to Section 852 of the Internal Revenue Code, International Equity and Global Equity designated $2,394,454 and $601,910, respectively, as long term capital gain dividends for the year ended October 31, 2006.

Pursuant to Section 871(k) of the Internal Revenue Code, International Equity, Institutional Emerging Markets and Global Equity, hereby designated $308,333, $52,323, and $11,445, respectively, as interest related dividends for the year ended October 31, 2006.

Harding, Loevner Funds, Inc.

Supplemental Tax Information (continued)

(unaudited)

International Equity, Institutional Emerging Markets and Global Equity have elected to pass through the credit for taxes paid in foreign countries during its fiscal year ended October 31, 2006. In accordance with current tax laws, the Foreign Income and Foreign Tax per share (for a share outstanding on October 31, 2006) is as follows:

	International Equity			Institutional Emerging Markets
		Gross Foreign			Gross Foreign
Country	Foreign Tax	Dividends	Country	Foreign Tax	Dividends
Austria	0.0012	0.0078	Bermuda	0.0000	0.0003
Bermuda	0.0000	0.0163	Brazil	0.0011	0.0140
Canada	0.0010	0.0068	Cayman Islands	0.0000	0.0051
France	0.0066	0.0440	Chile	0.0008	0.0038
Germany	0.0025	0.0168	China	0.0000	0.0057
Hong Kong	0.0000	0.0117	Columbia	0.0000	0.0016
India	0.0000	0.0044	Egypt	0.0000	0.0032
Ireland	0.0000	0.0051	Hong Kong	0.0000	0.0072
Israel	0.0003	0.0021	Hungry	0.0000	0.0012
Japan	0.0021	0.0303	India	0.0000	0.0062
Mexico	0.0000	0.0055	Indonesia	0.0007	0.0047
Poland	0.0012	0.0080	Israel	0.0007	0.0038
Russia	0.0002	0.0017	Malaysia	0.0000	0.0049
Singapore	0.0000	0.0062	Mexico	0.0000	0.0055
South Africa	0.0000	0.0121	Netherlands	0.0001	0.0007
South Korea	0.0006	0.0036	Philippine Islands	0.0006	0.0042
Spain	0.0035	0.0230	Poland	0.0014	0.0094
Sweden	0.0028	0.0183	Russia	0.0006	0.0050
Switzerland	0.0036	0.0368	South Africa	0.0000	0.0290
Taiwan	0.0028	0.0142	South Korea	0.0012	0.0075
United Kingdom	0.0000	0.0358	Taiwan	0.0029	0.0147
			Thailand	0.0003	0.0028
			Turkey	0.0002	0.0057
			United Kingdom	0.0000	0.0034

	Global Equity
		Gross Foreign
Country	Foreign Tax	Dividends
Australia	0.0000	0.0249
Austria	0.0004	0.0027
Bermuda	0.0000	0.0155
Canada	0.0008	0.0050
Egypt	0.0000	0.0044
France	0.0044	0.0293
Hong Kong	0.0000	0.0271
Israel	0.0004	0.0023
Japan	0.0015	0.0218
Korea	0.0008	0.0046
Mexico	0.0000	0.0129
Netherland Antilles	0.0000	0.0059
South Africa	0.0000	0.0097
Spain	0.0010	0.0065
Switzerland	0.0042	0.0281
United Kingdom	0.0000	0.0252

Shareholders will receive more detailed information along with their Form 1099-DIV in January, 2007.

Harding, Loevner Funds, Inc.

Approval of Investment Advisor Agreements

October 31, 2006 (unaudited)

The Board of Directors of the Harding, Loevner Funds, Inc. (the “Fund”), and by a separate vote, the Directors of the Fund (the “Independent Directors”) who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), approved the continuance of the Investment Advisor Agreements between the Fund (on behalf of each of the International Equity Portfolio, the Global Equity Portfolio, the Emerging Markets Portfolio and the Institutional Emerging Markets Portfolio (each a “Portfolio” and collectively the “Portfolios”)) and Harding, Loevner Management, L.P. (the “Advisor”) with respect to each Portfolio at a meeting held on September 11, 2006.

As part of its review, the Board carefully considered the following: (i) a memorandum from Dechert, LLP, counsel to the Fund, that explained the Directors’ fiduciary duties and obligations under Sections 15 and 36(b) of the 1940 Act as well as the Fund’s disclosure requirements; (ii) comparative fee and performance information; (iii) information on soft dollar transactions; (iv) code of ethics compliance reports; and (v) the Advisor’s financial statements for the periods ended June 30, 2005 and June 30, 2006.

The Board also considered the following information which provided additional detail about the foregoing: (i) a detailed profitability analysis; (ii) the effect of the fee waivers for the International Equity Portfolio, Global Equity Portfolio and Institutional Emerging Markets Portfolio on net Fund expenses; (iii) the expenses attributable to the Fund, as compared to the expenses of the Advisor’s overall business, including the allocation of expenses attributable to the Fund, such as direct and indirect costs, overhead and other expenses; (iv) actual expenses for calendar year 2005 and estimated expenses for calendar year 2006; (v) total expenses before distribution costs, such as communications to third parties and fees paid to intermediaries; (vi) the ownership structure of the Advisor; and (vii) the long-term profit and loss summary for the Advisor.

The Board considered a number of factors in evaluating the Advisor, including: (i) the nature and quality of services provided; (ii) the investment performance of the Portfolios; (iii) the cost of the services provided; (iv) the profitability of the Advisor; (v) the realization of economies of scale; and (vi) comparison of fees and services.

Quality and Nature of the Services

The Directors agreed that the nature and quality of services provided by the Advisor was excellent. They noted the superior management of the organization and specifically discussed the high integrity and forward thinking which has resulted in no significant compliance issues. The Directors also noted the Advisor’s consistently prudent approach to expenses. These determinations were not based merely on the materials provided at the present meeting, but on the Board’s ongoing dealing with the Advisor. With regard to these areas, the Board was satisfied that the quality and nature of the services provided by the Advisor weighed in favor of renewing the advisory agreements.

The Board considered the investment performance of each of the Fund’s four Portfolios. The Board had available to it the qualifications, background and responsibilities of the Portfolios’ portfolio management teams and senior management of HLM and recognized that these persons report to the Board regularly. The Board had been provided by the Advisor copies of investment performance data obtained from Bloomberg and Morningstar for funds in the Lipper International Funds Index and a number of other international equity funds; funds in the Lipper Global Funds Index and a number of other global equity funds; and funds in the Lipper Emerging Market Funds Index and a number of other emerging market funds (collectively, the “Peer Group Data”). The Peer Group Data included fund management fees, total expense ratios, net assets, calendar year-to-date returns, 1-, 3- and 5-year returns as well as median and average data with regard to the foregoing.

After comparing each Portfolio to its relevant benchmarks, the Independent Directors concluded that the Emerging Markets Portfolio and Institutional Emerging Markets Portfolio performance was excellent, the Global Equity Portfolio performance was good and the International Equity Portfolio performance was at or below the average of its peers. However, when reviewing the International Equity Portfolio and taking into account “style-bias” applicable to the Portfolio’s quality- and growth-oriented investment strategy, the Directors determined that the Portfolio’s performance was acceptable.

Based on their review of the data provided by the Advisor and all other relevant data, the Independent Directors concluded that they were satisfied, both in absolute terms and in comparison to appropriate peer funds and benchmark indices, with the overall performance of the Fund’s Portfolios. In sum, the Board was satisfied with the nature and quality of services being provided by the Advisor to shareholders.

Harding, Loevner Funds, Inc.

Approval of Investment Advisor Agreements (continued)

October 31, 2006 (unaudited)

Fees and Costs of Providing Services

The Independent Directors considered a number of related factors in assessing the costs proposed by HLM to be charged for providing advisory services to the Fund, including: (i) a comparison of advisory and total Portfolio fees with competing fund products; (ii) a review of the Advisor’s profitability information; (iii) consideration of whether any benefits or economies of scale are provided to shareholders; and (iv) consideration of whether the Advisor has received any ancillary or “fall-out” benefits in connection with its management of the Portfolios.

The Independent Directors reviewed the Peer Group Data provided by Advisor with respect to advisory fees, net assets and total expenses and concluded that the cost of services was fair and reasonable. The Directors determined that comparable costs across all four Portfolios were appropriate, and that the cost of each Portfolio versus its market peers was equally in line. For the Global Equity Portfolio, management fees were above the Peer Group median and average, though total expenses were below the median and average of the Peer Group notwithstanding its size. The International Equity Portfolio’s management fee and total expense ratio were below the median and average of the Peer Group. For the Emerging Markets Portfolio, management fees were above the median and average for the Peer Group (of retail-oriented, actively-managed funds), and total expenses were below the median but above the average for the Peer Group. For the Institutional Emerging Markets Portfolio, the management fee was above the median and average for the peer group (of institutional-oriented, actively-managed funds) and total expenses were below the median and average for the Peer Group.

The Independent Directors reviewed the financial statements of the Advisor, which showed the net income, the revenues received and the expenses incurred, including those paid for employee salaries. In addition, the Independent Directors reviewed a profitability analysis prepared by the Advisor putting the Fund into the context of the Advisor’s overall advisory business and highlighting the revenues to and expenses of the Advisor in managing the Fund. The analysis also highlighted how the ownership structure of the Advisor affects certain elements of the Advisor’s profitability analysis (including that the Advisor was a closely held company owned by employees and that for many employees an important part of their compensation was their ownership of equity in the firm). The Independent Directors considered any ancillary benefits derived by the Advisor in connection with its management of the Portfolios, and reviewed the soft dollar report. The Independent Directors concluded that the profitability of the Advisor was, on balance, reasonable and noted that the Advisor loses money on the Global Equity Portfolio and Institutional Emerging Markets Portfolio, makes modest profits on the International Equity Portfolio and makes solid profits on the Emerging Markets Portfolio.

Based on the foregoing, the Board concluded that the fees charged by the Advisor are within the range that might be obtained in an arm’s length negotiation. The Board based their evaluation on all material factors discussed above, including (1) the terms of the advisory agreements; (2) the reasonableness of the advisory fees in light of the nature and quality of the services provided and any additional benefits received by the Advisor in connection with providing services to the Fund; (3) the nature, quality, cost and extent of the services performed by the Advisor; (4) the expense ratios of the Portfolios as compared to the expense ratios of similar funds; and (5) the overall organization and experience of the Advisor, as well as the Advisor’s profitability and financial condition. In arriving at its decision, the Independent Directors did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.

After extensive discussion, both in general session and in executive session of the Independent Directors meeting alone, the Board determined that it had received sufficient information to take action on the proposed resolutions regarding continuance of the advisory agreements. Thereafter, upon a motion duly made and seconded, the Board of Directors, and separately, the Independent Directors, unanimously determined to continue the Investment Advisory Agreements for each of the International Equity Portfolio, Global Equity Portfolio, Emerging Markets Portfolio and Institutional Emerging Markets Portfolio.

Harding, Loevner Funds, Inc.

Directors and Principal Officers of the Fund

(unaudited)

Disinterested Directors:

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships Held by Director
R. Kelly Doherty 41 Post Road Bernardsville, NJ 07924 Age, 48	Director	Indefinite; Director since 2004	Cayman Partners (private investment vehicle), Investor, 1/99-present	4	Cyota Inc.; L.P. Thebault & Co.; The Perk School
Jane A. Freeman c/o Scientific Learning 300 Frank Ogawa Plaza Oakland, CA Age, 53	Director	Indefinite; Director since 1996	Scientific Learning Corporation (Education Software), Chief Financial Officer, 1/00-present; Treasurer and Vice President, Finance & Business Development, 9/99-1/00	4	None
Samuel R. Karetsky 900 Third Avenue, 26th Fl. New York, NY 10022 Age, 61	Director	Indefinite; Director since 1998	The Karetsky Group, LLC (Advisory Firm), 1/03-present; Wetherby Asset Management, 2004-present; European Investors Inc., Managing Director, 11/98-12/02	4	None
Raymond J. Clark 66 Greenway Terrace Princeton, NJ 08540 Age, 70	Director	Indefinite; Director since 2004	The Woodrow Wilson National Fellowship Foundation, Treasurer, 08/04-present; Wellesley College, Interim Vice President of Finance and Treasurer, 10/03-6/04; Princeton University, Treasurer, 1987-2001.	4	Princeton Healthcare System; American Red Cross of Central New Jersey

Interested Director:

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships Held by Director
David R. Loevner** Harding, Loevner Management, L.P. 50 Division Street, Suite 401 Somerville, NJ 08876 Age, 52	Director, President and Chairman of the Board	Indefinite; Director, President and Chairman of the Board since 1996	Harding, Loevner Management, L.P., President and CEO, 7/89-present.	4	None

*          Each director is elected to serve in accordance with the Articles of Incorporation and By-Laws of the Fund until his or her successor is duly elected and qualified.

**    David R. Loevner is considered an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended, because he serves as President and CEO of Harding, Loevner Management, L.P., the Fund’s investment advisor.

Harding, Loevner Funds, Inc.

Directors and Principal Officers of the Fund (continued)

(unaudited)

Principal Officers of the Fund:

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Served♦	Principal Occupation(s) During Past Five Years
Richard Reiter Harding, Loevner Management, L.P. 50 Division Street, Suite 401 Somerville, NJ 08876 Age, 40	Treasurer and Chief Financial Officer	1 year; Treasurer and Chief Financial Officer since September 2002	Harding, Loevner Management, L.P., Portfolio Manager 1/01-present; Marketing Manager, 4/96-12/00.
Susan C. Mosher Investors Bank & Trust Company 200 Clarendon Street Boston, MA 02116 Age, 51	Chief Compliance Officer and Anti-Money Laundering Compliance Officer	1 year; Chief Compliance Officer since 2004; Anti-Money Laundering Compliance Officer since 2005	Investors Bank & Trust Company, Senior Director and Senior Counsel 1/01-present; Director and Counsel 8/95-12/00.
Brendan J. O’Neill Investors Bank & Trust Company 200 Clarendon Street Boston, MA 02116 Age, 38	Assistant Treasurer	1 year; Assistant Treasurer since 2004	Investors Bank & Trust Company, Director 1/05-present; Senior Manager 11/02-12/04; Manager 7/00-10/02.
Rainer L.C. Frost Investors Bank & Trust Company 200 Clarendon Street Boston, MA 02116 Age, 49	Secretary	1 year; Secretary since 2005

Investors Bank & Trust Company, Director and Counsel 6/05-present; Principal and General Counsel, Clarity Group 9/00-6/05; Chief Administration Officer, Executive Vice-President and General Counsel, GoldK, Inc. 3/01-6/02; Chief Executive Officer and General Counsel Norfox Software 9/99-9/00.

♦       Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

The Fund’s Statement of Additional Information contains additional information about the Directors of the Fund and is available, without charge, upon request, by calling 1-877-435-8105.

Harding, Loevner Funds, Inc.

Supplemental Information

(unaudited)

Quarterly Form N-Q Portfolio Schedule

Each Portfolio will file its complete schedule of investments with the SEC on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Portfolios’ Form N-Q will be available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room whose telephone number is 1-800-SEC-0330. Additionally, they are available upon request by calling 1-877-435-8105.

Proxy Voting Record

The Fund’s proxy voting record relating to the Portfolios’ securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.hardingloevner.com and on the SEC’s website at www.sec.gov, on Form N-PX.

Proxy Voting Policies and Procedures

A description of the Fund proxy voting policies and procedures are located in the Statement of Additional Information and is available without charge, upon request, by calling 1-877-435-8105 or on the SEC’s website at www.sec.gov.

Harding, Loevner Funds, Inc.

Officers & Directors and Other Pertinent Information

OFFICERS AND DIRECTORS

Jane A. Freeman

Director of the Funds

Samuel R. Karetsky

Director of the Funds

R. Kelly Doherty

Director of the Funds

Raymond J. Clark

Director of the Funds

David R. Loevner

Director, President and
Chairman of the Board of the
Funds

Susan C. Mosher

Chief Compliance Officer and
Anti-Money Laundering
Compliance Officer of the
Funds

Richard Reiter

Chief Financial Officer and
Treasurer of the Funds

Brendan J. O’Neill

Assistant Treasurer of the Funds

Ranier L.C. Frost

Secretary of the Funds

Brian C. Poole

Assistant Secretary of the Funds

INVESTMENT ADVISOR

Harding, Loevner Management, L.P.
50 Division Street, Suite 401
Somerville, NJ 08876

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

ADMINISTRATOR, CUSTODIAN AND
FUND ACCOUNTING AGENT

Investors Bank & Trust Co.
P.O. Box 9130
Boston, MA 02117

TRANSFER AND DIVIDEND
DISBURSING AGENT

Investors Bank & Trust Co.
P.O. Box 9130
Boston, MA 02117

LEGAL COUNSEL

Dechert LLC
30 Rockefeller Plaza
New York, NY 10112

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP
1601 Market Street
Philadelphia, PA 19103-2499

This report is intended for shareholders of Harding Loevner Funds.  It may not be used as sales literature unless preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives, risks and policies of the Portfolios.

Item 2. Code of Ethics.

As of October 31, 2006, the Registrant has adopted a code of ethics that applies to the Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer.  For the year ended October 31, 2006, there were no amendments to a provision of its code of ethics, nor were there any waivers granted from a provision of the code of ethics. A copy of its code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that the Registrant has more than one audit committee financial expert serving on its audit committee.  The audit committee financial experts serving on the Registrant’s audit committee are Jane Freeman and Raymond Clark, both of whom are independent.

Item 4. Principal Accountant Fees and Services.

(a) AUDIT FEES: The aggregate fees billed for each of the last two fiscal years for professional services rendered by KPMG in 2006 and Ernst Young LLP in 2005 for the audit of the registrant annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $78,500 in 2006 and $82,500 in 2005.

(b) AUDIT-RELATED FEES: The aggregate fees billed in each of the last two fiscal years for assurance and related services by KPMG in 2006 and Ernst Young LLP in 2005  that are reasonably related to the performance of the audit of the registrant financial statements and are not reported under paragraph (a) of this Item are NONE.

(c) TAX FEES: The aggregate fees billed in each of the last two fiscal years for professional services rendered by KPMG in 2006 was $14,000 and $19,500 by Ernst Young LLP in 2005 for the review of domestic tax returns. The aggregate fees billed for each of the last two fiscal years for preparation of Indian income-tax returns prepared by Ernst Young LLP in 2006 was $9,625 and $10,500 in 2005.

(d) ALL OTHER FEES: The aggregate fees billed in each of the last two fiscal years for products and services provided by KPMG in 2006 and Ernst Young LLP in 2005, other than the services reported in paragraphs (a) through (c) of this Item are NONE.

(e)(1) Disclose the audit committee pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant’s audit committee pre-approves all audit and non-audit services to be performed by KPMG, the Registrant’s independent accountant, before KPMG is engaged by the Registrant to perform such services.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) Not applicable

(c) 100%

(d) Not applicable

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.  Schedule of Investments

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-end Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Sox Code of Ethics is attached.

(a)(2) Section 302 Certification letters are attached.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harding, Loevner Funds, Inc.

By:	/S/ David R. Loevner
David R.	Loevner, President
Date:	December 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ David R. Loevner
David R.	Loevner, President
Date:	December 21, 2006

By:	/S/ Richard Reiter
Richard Reiter, Treasurer and Chief Financial Officer
Date:	December 21, 2006